Nuveen Quality Municipal Income Fund
Portfolio of Investments July 31, 2023
(Unaudited)
NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 163.7%   (99.5% of Total Investments)
X – MUNICIPAL BONDS - 163 .7% ( 99 .5 % of Total Investments)
X 4,984,606,578
Alabama - 1.2% (0.7% of Total Investments)
$ 5,000 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016C, 5.000%, 11/15/46
5/26 at 100.00 Aa2   $ 5,080,200
Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A:
5,000 5.000%, 10/01/33 - AGM Insured, (AMT) 10/27 at 100.00 BBB+   5,224,450
5,455 5.000%, 10/01/34 - AGM Insured, (AMT) 10/27 at 100.00 BBB+   5,687,929
5,550 5.000%, 10/01/35 - AGM Insured, (AMT) 10/27 at 100.00 BBB+   5,760,178
1,000 Limestone County Water & Sewer Authority, Alabama, Water and Sewer
Revenue Bonds, Series 2022, 5.000%, 12/01/45
6/32 at 100.00 AA-   1,078,200
7,590 Pike Road, Alabama, General Obligation Warrants, Series 2023, 5.000%,
3/01/52
3/33 at 100.00 AA+   8,259,817
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.500%, 1/01/53,
(Mandatory Put 12/01/29)
9/29 at 100.10 A1   1,065,980
4,165 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R   3,773,740
Total Alabama 35,930,494
Alaska - 0.2% (0.2% of Total Investments)
Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,580 5.000%, 1/01/24, (AMT) No Opt. Call Baa2   1,583,523
3,400 5.000%, 1/01/25, (AMT) No Opt. Call Baa2   3,434,136
1,000 5.000%, 1/01/28, (AMT) 7/25 at 100.00 Baa2   1,015,780
1,075 5.000%, 1/01/29, (AMT) 7/25 at 100.00 Baa2   1,093,082
300 5.000%, 1/01/31, (AMT) 7/25 at 100.00 Baa2   305,166
395 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1,
4.000%, 6/01/50
6/31 at 100.00 BBB+   349,761
Total Alaska 7,781,448
Arizona - 2.8% (1.7% of Total Investments)
3,815 Arizona Board of Regents, University of Arizona, Speed Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Refunding
Series 2020A, 4.000%, 8/01/44
8/30 at 100.00 A+   3,745,834
2,500 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39
12/24 at 100.00 A2   2,516,875
1,000 Arizona Industrial Development Authority Education Revenue Bonds,
Academies of Math & Science Projects, Series 2023, 5.375%, 7/01/53
7/31 at 100.00 BB+   953,540
2,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/48
1/28 at 100.00 AA-   2,013,460
11,795 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36
1/27 at 100.00 AA-   11,836,754
4,665 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A+   4,812,368
15,935 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Senior Lien Series 2017A, 5.000%, 7/01/42, (AMT)
7/27 at 100.00 AA-   16,303,895

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 6,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Senior Lien Series 2018, 5.000%, 7/01/48, (AMT)
7/28 at 100.00 AA-   $ 6,126,000
7,000 Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds,
Civic Plaza Expansion Project, Series 2005B, 5.500%, 7/01/39 - FGIC
Insured
No Opt. Call AA   8,517,740
1,000 Pinal County Electrical District 4, Arizona, Electric System Revenue
Bonds, Refunding  Series 2015, 4.000%, 12/01/38 - AGM Insured
12/25 at 100.00 AA   1,003,650
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
500 5.500%, 12/01/29 No Opt. Call BBB+   535,405
24,765 5.000%, 12/01/37 No Opt. Call BBB+   25,911,124
1,100 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/34 -
BAM Insured
6/24 at 100.00 A2   1,111,132
Total Arizona 85,387,777
Arkansas - 0.6% (0.3% of Total Investments)
5,020 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB-   5,019,749
6,550 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 BB-   6,647,464
4,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 BB-   3,645,040
2,055 Arkansas State University, Student Fee Revenue Bonds, Jonesboro
Campus, Series 2013, 4.875%, 12/01/43
12/23 at 100.00 A1   2,055,678
Total Arkansas 17,367,931
California - 11.5% (7.0% of Total Investments)
2,665 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C, 5.000%, 10/01/52
- AGM Insured
10/32 at 100.00 BBB   2,870,285
Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C:
2,945 0.000%, 9/01/27 - AGM Insured No Opt. Call A1   2,562,533
7,150 0.000%, 9/01/28 - AGM Insured No Opt. Call A1   6,014,794
2,455 0.000%, 9/01/32 - AGM Insured No Opt. Call A1   1,772,142
95 0.000%, 9/01/35 - AGM Insured No Opt. Call AA   59,715
105 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA  (4) 70,453
1,055 Brisbane School District, San Mateo County, California, General
Obligation Bonds, Election 2003 Series 2005, 0.000%, 7/01/35 - AGM
Insured
No Opt. Call A1   677,785
Byron Unified School District, Contra Costa County, California, General
Obligation Bonds, Series 2007B:
235 0.000%, 8/01/32 - SYNCORA GTY Insured, (ETM) No Opt. Call N/R  (4) 179,340
60 0.000%, 8/01/32, (ETM) No Opt. Call A2  (4) 45,789
1,405 0.000%, 8/01/32 - SYNCORA GTY Insured No Opt. Call A+   1,012,289
Calexico Unified School District, Imperial County, California, General
Obligation Bonds, Election of 2004 Series 2005B:
3,685 0.000%, 8/01/31 - FGIC Insured No Opt. Call A   2,761,539
4,505 0.000%, 8/01/33 - FGIC Insured No Opt. Call A   3,121,064

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2016B:
$ 2,855 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R  (4) $ 3,051,167
10,000 5.000%, 11/15/46 11/26 at 100.00 A+   10,298,400
16,665 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 A+   17,256,108
2,275 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42
11/27 at 100.00 A+   2,276,729
5,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 BBB-   5,114,900
3,250 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/47
2/27 at 100.00 BBB+   3,318,413
815 California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Series 2013I, 5.000%, 11/01/38
11/23 at 100.00 A+   817,673
500 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 BB   499,335
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,000 5.000%, 12/01/46, 144A 6/26 at 100.00 BB   977,100
13,820 5.250%, 12/01/56, 144A 6/26 at 100.00 BB   13,825,943
California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A:
40 5.750%, 7/01/30 (5),(6) 9/23 at 100.00 N/R   39,786
109 5.500%, 7/01/39 (5),(6) 9/23 at 100.00 N/R   108,961
4,890 Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2006B, 0.000%, 8/01/26 - NPFG Insured
No Opt. Call Baa2   4,416,355
1,000 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Series 2005A, 0.000%, 8/01/30 - FGIC
Insured
No Opt. Call A-   787,880
4,000 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Series 2014C, 5.000%,
6/01/44
6/24 at 100.00 AA+   4,032,960
3,010 El Camino Community College District, California, General Obligation
Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/25
No Opt. Call AA+   2,821,062
3,500 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%,
1/15/34 - AGM Insured
No Opt. Call BBB+   2,405,900
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A:
1,480 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (4) 1,497,923
6,480 6.000%, 1/15/49, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (4) 6,564,823
9,930 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 A+  (4) 10,305,255
Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
1,455 0.000%, 6/01/24 - AMBAC Insured, (ETM) No Opt. Call A+  (4) 1,417,665
3,500 0.000%, 6/01/26 - AGM Insured, (ETM) No Opt. Call Aa3  (4) 3,223,780
59,280 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-
2, 0.000%, 6/01/66
12/31 at 27.75 N/R   6,387,420

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,260 Huntington Beach Union High School District, Orange County,
California, Certificates of Participation, Capital Project, Series 2007,
0.000%, 9/01/35 - AGM Insured
No Opt. Call A1   $ 813,910
5,240 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2005, 0.000%, 8/01/30 -
AGM Insured
No Opt. Call AA   4,246,706
2,500 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 -
FGIC Insured
No Opt. Call AA-   1,884,350
5,000 Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%,
11/01/24 - AGM Insured
No Opt. Call AA   4,794,750
1,045 Lake Tahoe Unified School District, El Dorado County, California,
General Obligation Bonds, Series 2001B, 0.000%, 8/01/31 - NPFG
Insured
No Opt. Call A-   796,781
9,140 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/41, (AMT)
5/25 at 100.00 AA   9,265,218
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D:
12,835 5.000%, 5/15/46, (AMT) 11/31 at 100.00 AA-   13,501,008
40 5.000%, 5/15/46, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 N/R  (4) 44,911
2,665 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014B, 5.000%, 7/01/43
1/24 at 100.00 AA-   2,676,966
6,215 Martinez Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2011, 5.875%, 8/01/31, (Pre-
refunded 8/01/24)
8/24 at 100.00 Aa3  (4) 6,386,037
5,955 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43 (7)
8/35 at 100.00 AA   5,467,464
2,700 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009A, 7.000%, 11/01/34
No Opt. Call BBB+   3,342,249
2,200 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call BBB+   2,684,000
3,605 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Refunding
Series 1995, 7.400%, 8/01/25 - NPFG Insured
No Opt. Call Baa2   3,693,322
4,930 Patterson Joint Unified School District, Stanislaus County, California,
General Obligation Bonds, 2008 Election Series 2009B, 0.000%,
8/01/42 - AGM Insured
No Opt. Call A1   2,165,601
13,145 Perris, California, GNMA Mortgage-Backed Securities Program Single
Family Mortgage Revenue Bonds, Series 1988B, 8.200%, 9/01/23,
(ETM)
No Opt. Call AA+  (4) 13,190,745
6,000 Placentia-Yorba Linda Unified School District, Orange County,
California, Certificates of Participation, Series 2006, 0.000%, 10/01/34
- FGIC Insured, (ETM)
No Opt. Call A1  (4) 4,233,600
2,000 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Series 2011A, 0.000%, 8/01/41
No Opt. Call AA-   949,560
5,000 Rialto Unified School District, San Bernardino County, California,
General Obligation Bonds, 2010 Election Series 2011A, 0.000%,
8/01/41 - AGM Insured (7)
8/36 at 100.00 Aa3   5,720,350

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,000 Riverside County Asset Leasing Corporation, California, Leasehold
Revenue Bonds, Riverside County Hospital Project, Series 1997,
0.000%, 6/01/25 - NPFG Insured
No Opt. Call A+   $ 4,677,100
4,615 Riverside County Redevelopment Agency, California, Tax Allocation
Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/38
No Opt. Call A+   2,420,798
10,990 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 A2   11,486,308
22,460 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A,
5.000%, 5/01/49, (AMT)
5/29 at 100.00 A+   23,162,773
4,945 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%,
5/01/41, (AMT)
5/26 at 100.00 A+   5,044,741
10,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%,
5/01/42, (AMT)
5/27 at 100.00 A+   10,256,900
11,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%,
5/01/45, (AMT)
5/29 at 100.00 A+   11,397,870
2,000 San Francisco City and County Redevelopment Agency Successor
Agency, California, Special Tax Bonds, Community Facilities District  6
Mission Bay South Public Improvements, Series 2013C, 0.000%,
8/01/43
8/23 at 31.23 N/R   623,040
2,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 BBB   2,037,160
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series
2014A:
15,350 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 15,796,685
25,840 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 26,591,944
San Jose, California, Airport Revenue Bonds, Refunding Series 2017A:
5,000 5.000%, 3/01/41, (AMT) 3/27 at 100.00 A   5,132,850
5,000 5.000%, 3/01/47, (AMT) 3/27 at 100.00 A   5,090,800
14,985 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/40 -
AGM Insured
No Opt. Call AA   7,051,791
6,660 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/43
8/25 at 38.93 A3   2,368,562
2,460 Santee School District, San Diego County, California, General
Obligation Bonds, Capital Appreciation, Election 2006, Series 2008D,
0.000%, 8/01/33 - AGC Insured
No Opt. Call AA   1,755,259
1,145 Southern Kern Unified School District, Kern County, California, General
Obligation Bonds, Series 2006C, 0.000%, 11/01/30 - AGM Insured
No Opt. Call A1   893,134
1,175 Southern Kern Unified School District, Kern County, California, General
Obligation Bonds, Series 2010B, 0.000%, 11/01/35 - AGM Insured
No Opt. Call A1   746,007
2,410 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 - FGIC
Insured
No Opt. Call A+   2,172,711
3,750 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2011B, 0.000%, 8/01/36 - AGM Insured (7)
8/31 at 100.00 AA   3,992,775
Total California 351,150,002

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado - 13.2% (8.0% of Total Investments)
$ 4,350 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R   $ 3,429,584
3,000 Anthem West Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 A1   3,097,860
2,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series 2022,
4.000%, 12/01/48
12/32 at 100.00 AA+   1,932,520
4,195 Boulder Larimer & Weld Counties School District RE-1J Saint Vrain
Valley, Colorado, General Obligation Bonds, Series 2016C, 4.000%,
12/15/34
12/26 at 100.00 AA+   4,260,568
5,095 Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water
System Project, Series 2022, 5.000%, 6/01/52
6/32 at 100.00 AA   5,534,800
3,405 Centennial Water and Sanitation District, Douglas County, Colorado,
Water and Wastewater Revenue Bonds, Series 2019, 5.000%,
12/01/43
12/28 at 100.00 AA+   3,655,914
1,775 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29,
144A
8/23 at 103.00 N/R   1,754,392
1,500 Cherokee Metropolitan District, Colorado, Water and Wastewater
Revenue Bonds, Series 2020, 4.000%, 8/01/50 - BAM Insured
8/30 at 100.00 AA   1,450,815
2,945 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second
Campus Project, Series 2013, 7.350%, 8/01/43
8/23 at 100.00 BB+   2,947,974
1,715 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016,
3.625%, 8/01/46
8/26 at 100.00 A+   1,409,233
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A,
5.000%, 1/15/44
1/24 at 100.00 A+   500,370
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Peak-to-Peak Charter School, Refunding Series 2014,
5.000%, 8/15/30
8/24 at 100.00 A+   1,015,460
3,915 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Weld County School District 6 - Frontier Academy,
Refunding & Improvement Series 2016, 3.250%, 6/01/46
6/26 at 100.00 A+   3,097,391
545 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University Corporation for Atmospheric Research Project, Refunding
Series 2017, 3.625%, 9/01/31
9/27 at 100.00 A2   549,093
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University of Denver, Series 2017A:
1,200 4.000%, 3/01/36 3/27 at 100.00 A1   1,203,996
1,600 4.000%, 3/01/37 3/27 at 100.00 A1   1,594,272
5,460 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43
11/29 at 100.00 AA   5,368,272
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A:
17,905 4.000%, 11/15/46 11/31 at 100.00 AA   17,324,699
11,090 4.000%, 11/15/50 11/31 at 100.00 AA   10,381,682
4,600 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016,
5.000%, 1/01/37
1/24 at 102.00 N/R   4,179,974
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2:
4,000 5.000%, 8/01/44 8/29 at 100.00 Baa1   4,127,440

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 15,395 4.000%, 8/01/49 8/29 at 100.00 Baa1   $ 14,031,003
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A:
2,725 5.500%, 11/01/47 11/32 at 100.00 Baa1   2,915,314
2,300 5.250%, 11/01/52 11/32 at 100.00 Baa1   2,397,750
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
2,670 5.000%, 6/01/28, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R  (4) 2,758,831
6,425 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R  (4) 6,638,760
1,390 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 BBB-   1,326,352
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/52
5/32 at 100.00 AA+   5,299,550
3,785 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 Baa1   3,331,671
5,535 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 5.000%, 11/01/44
11/29 at 100.00 A+   5,683,891
3,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/37
1/30 at 100.00 AA+   3,347,553
1,100 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 BBB   1,085,865
Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017C:
950 5.000%, 3/01/43, (Pre-refunded 3/01/28) - BAM Insured 3/28 at 100.00 N/R  (4) 1,041,504
710 5.000%, 3/01/43 - BAM Insured 3/28 at 100.00 AA   752,139
2,360 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 AA   2,320,682
3,420 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R, 4.000%, 3/15/45
3/30 at 100.00 AA-   3,382,619
4,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/41
3/31 at 100.00 AA-   4,021,600
3,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2014, 5.000%, 8/01/44, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 A1  (4) 3,046,620
7,250 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2016, 5.000%, 8/01/46, (Pre-refunded 8/01/26)
8/26 at 100.00 A1  (4) 7,667,383
3,400 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022B, 5.250%, 11/15/53
11/32 at 100.00 AA-   3,757,170
Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022D:
2,790 5.750%, 11/15/45, (AMT) 11/32 at 100.00 AA-   3,151,082
7,880 5.000%, 11/15/53, (AMT) 11/32 at 100.00 AA-   8,224,198
1,100 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013A, 5.250%, 11/15/43, (AMT)
11/23 at 100.00 A+   1,100,363
4,515 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A+   4,524,978
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A:
17,000 5.000%, 12/01/43, (AMT) 12/28 at 100.00 A+   17,501,160
13,040 5.000%, 12/01/48, (AMT) 12/28 at 100.00 A+   13,334,052
9,040 5.250%, 12/01/48, (AMT) 12/28 at 100.00 A+   9,436,856

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,820 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Refunding & Improvement Series 2016A, 4.000%, 8/01/46
8/26 at 100.00 AA-   $ 1,790,498
11,000 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Series 2021A, 4.000%, 8/01/51
8/31 at 100.00 AA-   10,583,760
2,005 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 BB-   2,003,396
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016:
2,955 5.000%, 12/01/28 12/26 at 100.00 BBB-   3,044,211
2,000 5.000%, 12/01/29 12/26 at 100.00 BBB-   2,060,240
2,400 5.000%, 12/01/36 12/26 at 100.00 BBB-   2,427,408
1,605 5.000%, 12/01/40 12/26 at 100.00 BBB-   1,607,119
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Capital Appreciation Series 2010A:
385 0.000%, 9/01/35 No Opt. Call A2   239,154
150 0.000%, 9/01/37 No Opt. Call A2   82,769
75 0.000%, 9/01/38 No Opt. Call A2   38,990
20 0.000%, 9/01/39 No Opt. Call A2   9,876
110 0.000%, 9/01/41 No Opt. Call A   48,835
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 1997B:
1,520 0.000%, 9/01/23 - NPFG Insured No Opt. Call A2   1,515,334
18,380 0.000%, 9/01/25 - NPFG Insured No Opt. Call A2   17,027,232
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2000B:
1,045 0.000%, 9/01/29 - NPFG Insured No Opt. Call A   843,754
2,175 0.000%, 9/01/30 - NPFG Insured No Opt. Call A   1,692,259
25,050 0.000%, 9/01/31 - NPFG Insured No Opt. Call A   18,743,662
23,305 0.000%, 9/01/32 - NPFG Insured No Opt. Call A2   16,724,367
100 0.000%, 9/01/33 - NPFG Insured No Opt. Call A   68,772
12,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2006A, 0.000%, 9/01/38 - NPFG Insured
9/26 at 54.77 A2   6,000,875
E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A:
385 0.000%, 9/01/28 - NPFG Insured No Opt. Call A   321,887
60,000 0.000%, 3/01/36 - NPFG Insured No Opt. Call A2   36,451,200
2,200 Eagle River Water and Sanitation District, Eagle County, Colorado,
Enterprise Wastewater Revenue Bonds, Improvement Series 2020A,
4.000%, 12/01/49 - AGM Insured
12/29 at 100.00 AA   2,156,770
8,000 Ebert Metropolitan District, Denver Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 -
BAM Insured
12/28 at 100.00 A1   8,489,520
3,550 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   3,552,059
2,000 Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020,
4.000%, 12/01/45 - BAM Insured
12/30 at 100.00 AA   1,944,780
3,935 Flying Horse Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Series
2020A, 4.000%, 12/01/50 - AGM Insured
12/30 at 100.00 A1   3,683,868
2,545 Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B, 6.000%,
12/01/52
9/27 at 103.00 N/R   2,486,414

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,305 Goldsmith Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2021, 4.000%, 12/01/51 - AGM Insured
12/31 at 100.00 A1   $ 3,081,549
1,825 Meridian Metropolitan District, Douglas County, Colorado, General
Obligation Bonds, Series 2023, 4.375%, 12/01/53 - AGM Insured
12/33 at 100.00 AA   1,802,115
1,860 Metropolitan State University of Denver, Colorado, Institutional
Enterprise Revenue Bonds, Aerospace and Engineering Sciences
Building Project, Series 2016, 4.000%, 12/01/40, (Pre-refunded
12/01/25)
12/25 at 100.00 Aa2  (4) 1,895,712
Northern Colorado Water Conservancy District Building Corporation,
Certificates of Participation, Refunding Series 2021:
9,520 4.000%, 7/01/46 7/31 at 100.00 AA+   9,214,598
3,250 4.000%, 7/01/51 7/31 at 100.00 AA+   3,106,610
Park 70 Metropolitan District, Aurora, Colorado, General Obligation
Bonds, Limited Tax Refunding & Improvement Series 2016:
1,565 5.000%, 12/01/36 12/26 at 100.00 Baa3   1,597,896
2,100 5.000%, 12/01/46 12/26 at 100.00 Baa3   2,114,595
8,000 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45
12/25 at 100.00 A   8,031,280
2,235 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/38 - AGM
Insured
12/29 at 100.00 A   2,247,002
500 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/51, 144A
3/26 at 103.00 N/R   436,540
700 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call A-   844,347
750 Thompson Crossing Metropolitan District 2, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax, Series 2016B, 5.000%, 12/01/36 - AGM Insured
12/26 at 100.00 AA   785,160
Traditions Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2016:
1,050 5.000%, 12/01/32 - BAM Insured 12/26 at 100.00 A3   1,105,650
1,000 4.125%, 12/01/37 - BAM Insured 12/26 at 100.00 A3   1,010,460
500 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1,
5.000%, 12/01/41
3/26 at 103.00 N/R   450,475
2,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld County,
Colorado, General Obligation Refunding Bonds, Series 2016A,
4.000%, 12/01/36 - BAM Insured
12/26 at 100.00 A3   2,034,220
6,225 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R   5,869,490
Total Colorado 402,161,963
Connecticut - 1.2% (0.7% of Total Investments)
2,135 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 A   1,956,066
850 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, McLean Affiliates, Series 2020A, 5.000%, 1/01/45, 144A
1/26 at 102.00 BB+   734,451
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A:
14,775 5.000%, 1/01/34 1/28 at 100.00 AA-   16,055,992
6,410 5.000%, 1/01/37 1/28 at 100.00 AA-   6,855,431
6,000 5.000%, 1/01/38 1/28 at 100.00 AA-   6,371,160

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 4,000 University of Connecticut, General Obligation Bonds, Series 2020A,
5.000%, 2/15/39
2/30 at 100.00 A+   $ 4,358,360
Total Connecticut 36,331,460
Delaware - 0.3% (0.2% of Total Investments)
800 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 BBB   811,232
7,255 Delaware Transportation Authority, Revenue Bonds, US 301 Project,
Series 2015, 5.000%, 6/01/55
6/25 at 100.00 AA-   7,348,952
2,300 Puerto Rico, Highway and Transportation Authority, General Revenue
Bonds, Series 2022, 5.500%, 7/01/30
8/23 at 100.00 N/R   2,366,378
Total Delaware 10,526,562
District of Columbia - 3.1% (1.9% of Total Investments)
450 District of Columbia Housing Finance Agency, GNMA Collateralized
Single Family Mortgage Revenue Bonds, Series 1988E-4, 6.375%,
6/01/26, (AMT)
8/23 at 100.00 AA+   450,999
34,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
8/23 at 24.60 N/R   7,943,420
5,265 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Series 1998, 5.500%, 10/01/23 - AGM Insured, (UB)
4/09 at 160.00 Aa1   5,283,585
Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series 2019B:
2,000 4.000%, 10/01/44 10/29 at 100.00 Baa2   1,941,500
5,000 5.000%, 10/01/47 10/29 at 100.00 Baa2   5,221,950
7,500 4.000%, 10/01/49 10/29 at 100.00 Baa2   7,095,375
2,000 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B, 0.000%,
10/01/36 - AGC Insured
No Opt. Call A2   1,181,040
5,000 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, 6.500%,
10/01/41, (Pre-refunded 10/01/26) - AGC Insured
10/26 at 100.00 A2  (4) 5,539,100
4,500 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2013A, 5.000%, 10/01/30, (Pre-
refunded 10/01/23), (AMT)
10/23 at 100.00 AA-  (4) 4,510,845
15,800 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/43, (AMT)
10/28 at 100.00 AA-   16,252,828
5,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/49, (AMT)
10/29 at 100.00 AA-   5,163,700
21,495 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, 5.000%, 10/01/46, (AMT)
10/31 at 100.00 AA-   22,536,218
7,710 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, 5.250%, 10/01/48, (AMT)
10/32 at 100.00 AA-   8,285,012
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Refunding Crossover Series 2017A-2, 5.000%,
7/01/33
7/27 at 100.00 AA-   1,077,750
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/38
7/27 at 100.00 AA-   1,051,950
Total District of Columbia 93,535,272

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida - 9.7% (5.9% of Total Investments)
$ 1,480 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds,
Fleet Landing Project, Series 2013A, 5.000%, 11/15/37
11/23 at 100.00 BBB   $ 1,387,796
Bay County, Florida, Educational Facilities Revenue Refunding Bonds,
Bay Haven Charter Academy, Inc. Project, Series 2013A:
450 5.000%, 9/01/45 9/23 at 100.00 BBB   450,176
2,260 5.000%, 9/01/48 9/23 at 100.00 BBB   2,260,768
8,280 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
5.000%, 10/01/44, (AMT)
10/29 at 100.00 A+   8,563,259
175 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/40, 144A
9/27 at 100.00 N/R   155,391
18,500 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   18,398,250
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail
Project, Series 2019A:
12,000 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 8/23 at 102.00 N/R   11,619,240
15,985 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 8/23 at 102.00 N/R   15,425,685
5,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
8/23 at 101.00 N/R   4,921,000
12,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
8/23 at 104.00 N/R   12,756,500
Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A:
31,985 5.000%, 10/01/42, (AMT) 10/27 at 100.00 A+   32,706,901
2,665 5.000%, 10/01/47, (AMT) 10/27 at 100.00 A+   2,715,449
6,020 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44,
(Pre-refunded 10/01/24), (AMT)
10/24 at 100.00 A+  (4) 6,112,828
5,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/43, (AMT)
10/28 at 100.00 AA-   5,143,300
2,290 Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Subordinate Lien Series 2015B, 5.000%,
10/01/40, (Pre-refunded 10/01/24)
10/24 at 100.00 A+  (4) 2,337,151
10,305 Hillsborough County Aviation Authority, Florida, Tampa International
Airport Customer Facility Charge Revenue Bonds, Series 2015A,
5.000%, 10/01/44
10/24 at 100.00 A3   10,372,601
10,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A
Tampa General Hospital, Series 2020A, 4.000%, 8/01/55
2/31 at 100.00 Baa1   8,816,800
5,000 Hillsborough County Port District, Florida, Revenue Bonds, Tampa Port
Authority Project, Series 2018B, 5.000%, 6/01/46, (AMT)
6/28 at 100.00 A   5,089,850
5,075 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/35, (Pre-refunded 11/15/24)
11/24 at 100.00 A2  (4) 5,190,913
9,820 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A,
5.000%, 2/01/44 - AGM Insured
2/24 at 100.00 A1   9,849,558
2,000 Miami Health Facilities Authority, Florida, Health Facilities Revenue
Bonds, Miami Jewish Health System Inc. Project, Series 2017, 5.125%,
7/01/46
7/27 at 100.00 BB+   1,629,760

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,930 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2012A, 5.000%, 4/01/42
8/23 at 100.00 A-   $ 2,937,325
8,070 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45
4/25 at 100.00 A-   8,182,334
15,470 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 A-   15,988,090
1,500 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%,
8/01/42
8/27 at 100.00 A   1,538,235
5,000 Miami-Dade County School District, Florida, General Obligation Bonds,
School Series 2022A, 5.000%, 3/15/52 - BAM Insured
3/32 at 100.00 Aa3   5,449,750
1,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
International Airport, Refunding Series 2014B, 5.000%, 10/01/37
10/24 at 100.00 A   1,009,340
5,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/35, (AMT)
10/24 at 100.00 A   5,028,150
3,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/38, (AMT)
10/25 at 100.00 A   3,023,940
13,385 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2017B, 5.000%, 10/01/40, (AMT)
10/27 at 100.00 A   13,705,035
1,005 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB) (8)
10/32 at 100.00 A3   1,055,059
5,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 AA   5,372,600
6,035 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2019B, 4.000%, 10/01/49
10/29 at 100.00 AA-   5,825,767
3,500 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 4.000%, 10/01/46
4/31 at 100.00 AA-   3,425,345
7,000 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 A2   6,534,010
2,500 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2023, 5.000%,
10/01/53
4/33 at 100.00 A2   2,620,825
2,360 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%,
10/01/49
10/29 at 100.00 BBB-   2,398,987
2,255 Palm Beach County Health Facilities Authority, Florida, Retirement
Communities Revenue Bonds, ACTS Retirement - Life Communities,
Inc Obligated Group, Series 2016, 5.000%, 11/15/32
11/26 at 100.00 A-   2,282,737
4,635 Port Saint Lucie, Florida, Public Service Tax Revenue Bonds, Recovery
Zone Facility Bond Series 2014B, 5.000%, 9/01/43
9/24 at 100.00 AA-   4,702,996
10,095 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project,
Refunding Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A-   10,496,276
South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017:
2,000 5.000%, 8/15/42 8/27 at 100.00 A1   2,058,860
9,770 5.000%, 8/15/47 8/27 at 100.00 A1   10,022,652
705 Southeast Overtown/Park West Community Redevelopement Agency,
Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%,
3/01/30, 144A
3/24 at 100.00 BBB+   709,434

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,500 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series
2014A, 5.250%, 7/01/44
1/24 at 100.00 A-   $ 1,502,790
5,545 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Series 2020B, 5.000%, 7/01/50
7/30 at 100.00 A-   5,650,466
180 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)
8/23 at 100.00 N/R   165,721
195 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (5)
8/23 at 100.00 N/R   2
6,510 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45
6/25 at 100.00 A-   6,595,607
Total Florida 294,185,509
Georgia - 2.2% (1.3% of Total Investments)
1,820 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1,
5.250%, 7/01/40
7/25 at 100.00 A   1,859,949
2,600 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A,
5.000%, 4/01/47
4/27 at 100.00 A2   2,656,108
3,575 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%,
7/01/51
7/31 at 100.00 A1   3,339,836
635 Dalton Development Authority, Georgia, Revenue Certificates, Hamilton
Health Care System Inc., Series 1996, 5.500%, 8/15/26 - NPFG
Insured
No Opt. Call Baa2   651,205
2,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 A1   1,880,840
3,500 Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/51 7/31 at 100.00 AA   3,395,595
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019A:
1,460 5.000%, 5/15/43 5/29 at 100.00 A2   1,461,869
18,000 5.000%, 5/15/49 No Opt. Call A2   18,180,900
3,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2023B, 5.000%, 7/01/53, (Mandatory Put 3/01/30)
12/29 at 100.31 Aa1   3,147,090
3,265 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax
Revenue Bonds, Third Indenture, Series 2015B, 5.000%, 7/01/41
7/26 at 100.00 Aa2   3,392,825
10,260 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 BBB+   10,268,721
10,030 Paulding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System Inc., Series 2022A, 5.000%,
4/01/43
4/32 at 100.00 A2   10,516,054
5,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA   5,108,650
1,000 Rockdale County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 A1   952,240
Total Georgia 66,811,882
Guam - 0.6% (0.4% of Total Investments)
2,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/34
11/25 at 100.00 BB   2,022,940

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Guam (continued)
Guam A.B. Won Pat  International Airport Authority, Revenue Bonds,
Series 2013C:
$ 65 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2  (4) $ 65,271
60 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2   60,250
Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A:
1,760 5.250%, 6/01/32 8/23 at 100.00 N/R   1,741,502
2,915 5.625%, 6/01/47 8/23 at 100.00 N/R   2,842,125
1,300 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 Baa2   1,310,244
Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016:
245 5.000%, 7/01/27 7/26 at 100.00 Baa2   251,534
1,240 5.000%, 1/01/46 7/26 at 100.00 Baa2   1,252,326
1,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 Baa2   1,016,060
Guam Government, Limited Obligation Section 30 Revenue Bonds,
Series 2016A:
1,000 5.000%, 12/01/23 No Opt. Call BB   1,003,040
2,000 5.000%, 12/01/33 12/26 at 100.00 BB   2,053,560
2,260 5.000%, 12/01/34 12/26 at 100.00 BB   2,312,816
1,175 5.000%, 12/01/46 12/26 at 100.00 BB   1,140,338
Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
510 5.000%, 7/01/32, (AMT) 7/28 at 100.00 Baa2   539,861
355 5.000%, 7/01/33, (AMT) 7/28 at 100.00 Baa2   375,643
Guam Power Authority, Revenue Bonds, Series 2014A:
600 5.000%, 10/01/39 10/24 at 100.00 BBB   611,550
575 5.000%, 10/01/44 10/24 at 100.00 BBB   585,517
Total Guam 19,184,577
Hawaii - 1.2% (0.7% of Total Investments)
6,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2017B, 4.000%, 3/01/37, (AMT)
3/27 at 100.00 Baa1   5,866,440
7,500 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 A1   7,541,475
10,000 Hawaii State, Airport System Revenue Bonds, Series 2018A, 5.000%,
7/01/43, (AMT)
7/28 at 100.00 A1   10,274,300
6,000 Hawaii State, Airport System Revenue Bonds, Series 2022, 5.000%,
7/01/38, (AMT)
7/32 at 100.00 A1   6,438,840
5,000 Hawaii State, General Obligation Bonds, Series 2017FK, 4.000%,
5/01/35
5/27 at 100.00 Aa2   5,131,350
Total Hawaii 35,252,405
Idaho - 1.0% (0.6% of Total Investments)
9,495 Boise City Water Renewal System, Idaho, Revenue Bonds, Refunding
Series 2022, 5.000%, 9/01/47
9/32 at 100.00 Aa2   10,359,235
11,205 Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity
Helath Group, Series 2017ID, 5.000%, 12/01/46
6/27 at 100.00 AA-   11,514,594
1,700 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/29
9/26 at 100.00 BB+   1,725,636
5,585 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 4.000%, 3/01/46
3/32 at 100.00 A3   5,051,912

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho (continued)
Idaho Water Resource Board, Water Resource Loan Program Revenue,
Ground Water Rights Mitigation Series 2012A:
$ 1,155 4.750%, 9/01/26 8/23 at 100.00 A3   $ 1,155,439
310 5.000%, 9/01/32 8/23 at 100.00 A3   310,167
Total Idaho 30,116,983
Illinois - 15.1% (9.2% of Total Investments)
6,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   6,326,880
9,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB+   9,696,590
2,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB+   2,510,904
11,295 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB+   12,180,076
Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1:
10,130 0.000%, 12/01/24 - FGIC Insured No Opt. Call BB+   9,583,892
7,140 0.000%, 12/01/25 - FGIC Insured No Opt. Call BB+   6,485,619
4,325 0.000%, 12/01/29 - FGIC Insured No Opt. Call BB+   3,329,990
4,235 0.000%, 12/01/31 - FGIC Insured No Opt. Call BB+   2,979,534
Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A:
10,000 0.000%, 12/01/23 - FGIC Insured No Opt. Call BB+   9,861,700
8,845 5.500%, 12/01/26 - NPFG Insured No Opt. Call BB+   9,138,654
15,735 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/48
1/29 at 100.00 A+   16,133,095
6,745 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 A+   6,752,015
3,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2017D, 5.000%, 1/01/47
1/27 at 100.00 A+   3,047,370
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A:
5,000 5.500%, 1/01/53 - AGM Insured 1/31 at 100.00 A+   5,311,900
8,010 5.500%, 1/01/55 1/32 at 100.00 A+   8,565,333
Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
4,115 0.000%, 1/01/33 - FGIC Insured No Opt. Call Baa2   2,744,211
29,600 0.000%, 1/01/38 - FGIC Insured No Opt. Call Baa2   14,679,528
11,675 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB   12,401,185
Chicago, Illinois, General Obligation Bonds, Series 2019A:
4,000 5.000%, 1/01/40 1/29 at 100.00 BBB   4,122,880
7,445 5.500%, 1/01/49 1/29 at 100.00 BBB   7,785,162
6,290 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Series 2001A, 5.500%, 1/01/30 - NPFG Insured
No Opt. Call Baa2   6,782,004
1,460 Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001,
5.750%, 11/01/30 - AMBAC Insured
No Opt. Call Baa1   1,581,165
4,500 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2017, 5.000%,
12/01/47
12/27 at 100.00 A+   4,656,285
3,000 Cook County, Illinois, General Obligation Bonds, Refunding Series
2016A, 5.000%, 11/15/31
11/26 at 100.00 A2   3,147,870

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Cook County, Illinois, General Obligation Bonds, Refunding Series
2018:
$ 500 5.000%, 11/15/34 11/26 at 100.00 A2   $ 512,120
4,550 5.000%, 11/15/35 11/26 at 100.00 A2   4,653,285
Illinois Educational Facilities Authority, Revenue Bonds, Field Museum
of Natural History, Series 2002.RMKT:
5,000 4.450%, 11/01/36 11/25 at 102.00 A2   5,124,050
815 4.500%, 11/01/36 11/24 at 100.00 A   821,634
2,785 5.500%, 11/01/36 11/23 at 100.00 A   2,799,900
410 Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic
Charter Schools Belmont School Project, Series 2015A, 6.000%,
12/01/45, 144A
12/25 at 100.00 N/R   419,332
Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2015:
1,930 5.000%, 5/01/45, (UB) 5/25 at 100.00 N/R   1,979,389
12,025 5.000%, 5/01/45, (Pre-refunded 5/01/25), (UB) 5/25 at 100.00 Aa3  (4) 12,353,282
2,000 Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago,
Series 2016, 4.000%, 3/01/38
3/26 at 100.00 Aa3   1,964,740
2,500 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, 5.000%, 2/15/33
2/27 at 100.00 Aa2   2,644,025
3,300 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/46
8/31 at 100.00 BBB+   2,796,057
Illinois Finance Authority, Revenue Bonds, Centegra Health System,
Series 2014A:
4,750 5.000%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 4,832,793
6,000 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 6,104,580
10,745 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 5.000%, 11/15/45
11/25 at 100.00 A   10,817,421
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C:
560 5.000%, 8/15/35 8/25 at 100.00 A3   571,010
3,745 5.000%, 8/15/44 8/25 at 100.00 A3   3,748,520
10,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 AA-   10,600,400
Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A:
2,670 5.000%, 10/01/46, (Pre-refunded 10/01/25) 10/25 at 100.00 N/R  (4) 2,768,737
330 5.000%, 10/01/46 10/25 at 100.00 AA-   336,039
2,000 Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center
I Inc., Series 2001, 5.950%, 2/20/36
8/23 at 100.00 Aa3   2,002,120
1,830 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/32 - AGM Insured
6/24 at 100.00 BB+   1,849,910
450 Illinois State, General Obligation Bonds, December Series 2017A,
5.000%, 12/01/39
12/27 at 100.00 BBB+   464,702
Illinois State, General Obligation Bonds, February Series 2014:
5,705 5.250%, 2/01/33 2/24 at 100.00 BBB+   5,746,989
5,815 5.250%, 2/01/34 2/24 at 100.00 BBB+   5,857,449
2,000 5.000%, 2/01/39 2/24 at 100.00 BBB+   2,005,740
Illinois State, General Obligation Bonds, January Series 2016:
3,500 5.000%, 1/01/29 1/26 at 100.00 BBB+   3,617,810
8,250 5.000%, 1/01/32 1/26 at 100.00 BBB+   8,487,600
4,200 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/27
6/26 at 100.00 BBB+   4,377,660

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois State, General Obligation Bonds, June Series 2022A:
$ 2,000 5.500%, 3/01/42 3/32 at 100.00 BBB+   $ 2,203,860
785 5.500%, 3/01/47 3/32 at 100.00 BBB+   855,407
16,485 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/46
3/31 at 100.00 BBB+   17,217,593
Illinois State, General Obligation Bonds, May Series 2020:
1,635 5.500%, 5/01/30 No Opt. Call BBB+   1,827,783
5,305 5.500%, 5/01/39 5/30 at 100.00 BBB+   5,801,283
3,000 5.750%, 5/01/45 5/30 at 100.00 BBB+   3,280,440
Illinois State, General Obligation Bonds, May Series 2023B:
4,585 5.250%, 5/01/43 5/32 at 100.00 BBB+   4,925,665
4,525 5.500%, 5/01/47 5/32 at 100.00 BBB+   4,935,780
1,500 Illinois State, General Obligation Bonds, November Series 2016,
5.000%, 11/01/37
11/26 at 100.00 BBB+   1,527,075
3,510 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call BBB+   3,692,064
8,865 Illinois State, General Obligation Bonds, October Series 2022C,
5.500%, 10/01/41
10/32 at 100.00 BBB+   9,845,558
1,395 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38
8/23 at 100.00 AA-   1,396,200
4,685 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 AA-   4,776,030
4,435 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/40
1/26 at 100.00 AA-   4,563,260
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A:
7,770 4.000%, 1/01/42 1/32 at 100.00 AA-   7,733,714
10,000 5.000%, 1/01/46 1/32 at 100.00 AA-   10,693,700
5,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior
Series 2023A, 5.000%, 1/01/44
7/33 at 100.00 AA-   5,435,700
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender
Option Bond Trust 2015-XF0052:
1,875 5.790%, 1/01/38, 144A, (IF) 8/23 at 100.00 AA-   1,881,469
1,815 5.791%, 1/01/38, 144A, (IF) 8/23 at 100.00 AA-   1,821,262
4,100 Lake County School District 112 North Shore, Illinois, General
Obligation Bonds, Series 2022, 4.000%, 12/01/38
12/31 at 100.00 AAA   4,124,313
1,890 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 BBB   1,909,316
1,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 BBB   1,021,260
4,780 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 BBB   4,826,270
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Refunding Series 1996A:
23,575 0.000%, 12/15/23 - NPFG Insured No Opt. Call Baa2   23,220,196
10,775 0.000%, 12/15/24 - NPFG Insured No Opt. Call Baa2   10,194,766
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A:
6,610 0.000%, 12/15/23 No Opt. Call Baa2   6,510,520
155 0.000%, 12/15/23, (ETM) No Opt. Call N/R  (4) 152,937
5,000 0.000%, 12/15/34 - NPFG Insured No Opt. Call Baa2   3,200,350
1,100 0.000%, 12/15/35 - NPFG Insured No Opt. Call Baa2   666,534
3,805 0.000%, 6/15/41 - NPFG Insured No Opt. Call Baa2   1,696,421

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,210 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26,
(ETM)
No Opt. Call AA+  (4) $ 1,285,153
1,350 Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Refunding Series 2020B, 4.000%, 4/01/41 - BAM Insured
4/30 at 100.00 Baa3   1,272,820
2,495 Sangamon County School District 186 Springfield, Illinois, General
Obligation Bonds, Alternate Revenue Source Series 2023, 5.500%,
6/01/58 - AGM Insured , (WI/DD)
6/33 at 100.00 AA   2,741,132
2,500 Sangamon County Water Reclamation District, Illinois, General
Obligation Bonds Alternate Revenue Source, Project & Refunding
Series 2019A, 4.000%, 1/01/44 - BAM Insured
1/29 at 100.00 AA   2,462,775
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien
Series 2015:
2,250 5.000%, 3/01/29 3/25 at 100.00 A3   2,294,212
3,505 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 A1   3,565,251
University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013:
1,580 6.000%, 10/01/32 10/23 at 100.00 A-   1,587,916
9,625 6.250%, 10/01/38 10/23 at 100.00 A-   9,672,162
2,845 6.000%, 10/01/42 10/23 at 100.00 A-   2,857,490
Total Illinois 459,736,773
Indiana - 1.4% (0.8% of Total Investments)
1,480 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   1,269,411
14,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A, 5.000%, 10/01/53
10/33 at 100.00 AA   15,001,280
7,480 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40
6/25 at 100.00 AA   7,644,261
5,115 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 A+   5,285,841
4,500 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2012A, 4.000%, 10/01/42
8/23 at 100.00 Aa3   4,499,820
4,375 Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Refunding Series 2016A, 5.000%, 1/01/42
7/26 at 100.00 A+   4,475,712
3,985 Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 7.000%, 1/01/44, (AMT)
1/24 at 100.00 N/R   4,035,410
Total Indiana 42,211,735
Iowa - 0.7% (0.4% of Total Investments)
Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise
Retirement Community Project, Refunding Series 2021:
2,550 5.000%, 9/01/41 9/28 at 102.00 N/R   2,044,641
2,000 5.000%, 9/01/51 9/28 at 102.00 N/R   1,470,720
1,505 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/23 at 100.00 BB+   1,459,760
9,535 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
5.000%, 12/01/50
12/29 at 103.00 BBB-   9,647,799
6,235 Iowa State, Hospital Revenue Bonds, University of Iowa Hospitals and
Clinics, SUI Series 2022A, 4.000%, 9/01/36
9/32 at 100.00 AA   6,382,458

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa (continued)
$ 5,290 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2,
0.000%, 6/01/65
6/31 at 25.58 N/R   $ 612,793
Total Iowa 21,618,171
Kansas - 0.4% (0.2% of Total Investments)
6,770 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A, 5.000%, 7/01/43
7/28 at 100.00 A-   6,955,701
3,625 Wyandotte County Unified School District 203, Piper, Kansas, General
Obligation Bonds, Improvement and Refunding Series 2022A,
5.250%, 9/01/52 - AGM Insured
9/32 at 100.00 AA   3,970,680
Total Kansas 10,926,381
Kentucky - 0.4% (0.2% of Total Investments)
2,730 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 Baa2   2,744,251
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C:
4,790 6.750%, 7/01/43 7/31 at 100.00 Baa2   5,482,921
3,655 6.875%, 7/01/46 7/31 at 100.00 Baa2   4,191,481
Total Kentucky 12,418,653
Louisiana - 3.4% (2.1% of Total Investments)
4,055 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
8/23 at 100.00 N/R   4,057,230
2,665 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B, 5.000%, 2/01/39, (Pre-refunded 2/01/25)
2/25 at 100.00 AA-  (4) 2,736,262
3,130 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 A1   3,255,795
Lafayette Parish School Board, Louisiana, Sales Tax Revenue Bonds,
Series 2018:
1,500 4.000%, 4/01/40 4/27 at 100.00 AA+   1,502,760
4,685 4.000%, 4/01/43 4/27 at 100.00 AA+   4,685,937
4,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41
10/27 at 100.00 A   4,091,360
5,200 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Sewerage
Commission Projects, Subordinate Lien Series 2014A, 5.000%,
2/01/44, (Pre-refunded 2/01/24)
2/24 at 100.00 A+  (4) 5,243,992
7,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 A3   7,127,540
10,590 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 A3   9,836,733
6,900 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
8/23 at 100.00 N/R   6,907,038
1,265 Louisiana Public Facilities Authority, Hospital Revenue and Refunding
Bonds, Lafayette General Medical Center Project, Series 2016A,
5.000%, 11/01/45, (Pre-refunded 11/01/25)
11/25 at 100.00 N/R  (4) 1,315,296
1,830 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016, 4.000%, 5/15/35
5/26 at 100.00 A3   1,841,273

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 10,765 Louisiana Stadium and Exposition District, Revenue Bonds, Senior
Series 2023A, 5.250%, 7/01/53
7/33 at 100.00 A2   $ 11,764,423
14,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Series 2015A, 4.000%, 5/01/41, (Pre-refunded 5/01/25)
5/25 at 100.00 AA-  (4) 14,170,520
New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2015B:
6,235 5.000%, 1/01/40, (AMT) 1/25 at 100.00 A   6,257,945
6,895 5.000%, 1/01/45, (AMT) 1/25 at 100.00 A   6,901,895
5,350 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 A  (4) 5,424,793
1,200 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/44, (Pre-refunded 12/01/24)
12/24 at 100.00 A-  (4) 1,227,732
5,655 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding
Series 2015, 5.000%, 12/01/40
12/25 at 100.00 Baa1   5,744,406
Total Louisiana 104,092,930
Maine - 0.4% (0.2% of Total Investments)
Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2016A:
3,820 4.000%, 7/01/41 7/26 at 100.00 Ba1   3,385,361
2,800 4.000%, 7/01/46 7/26 at 100.00 Ba1   2,357,404
2,935 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, MaineHealth Issue, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 A+   3,029,243
Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
1,290 5.000%, 7/01/33 7/24 at 100.00 A-   1,306,938
1,020 5.000%, 7/01/34 7/24 at 100.00 A-   1,032,933
Total Maine 11,111,879
Maryland - 9.3% (5.7% of Total Investments)
1,810 Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue
Bonds, Glenview Gardens Apartments Project, Series 2009, 5.000%,
1/01/28, (Mandatory Put 1/01/27)
8/23 at 100.00 AA+   1,812,516
1,180 Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages of Dorchester & Farmington Village Projects, Series 2013,
5.000%, 7/01/32
8/23 at 100.00 AA   1,180,932
Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016:
1,000 3.625%, 1/01/37 1/26 at 100.00 A   910,230
2,220 5.000%, 1/01/37 1/26 at 100.00 A   2,264,134
2,500 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2020, 4.000%, 1/01/50
1/27 at 103.00 A   2,111,550
635 Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc
Facility, Series 2020, 4.000%, 1/01/50
1/27 at 103.00 A   549,618
9,215 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/42
9/27 at 100.00 B   8,644,223
2,480 Baltimore, Maryland, Project and Revenue Refunding Bonds, Water
Projects, Series 2013B, 5.000%, 7/01/38, (Pre-refunded 1/01/24)
1/24 at 100.00 A+  (4) 2,497,261
5,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate
Series 2014C, 5.000%, 7/01/44
1/25 at 100.00 A+   5,052,800
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate
Series 2017A, 5.000%, 7/01/46, (UB)
1/27 at 100.00 A+   2,069,000
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate
Series 2017A, 5.000%, 7/01/46
1/27 at 100.00 A+   2,069,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 625 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1994A, 5.000%, 7/01/24 - FGIC Insured, (ETM)
No Opt. Call A+  (4) $ 634,675
1,750 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1998A, 5.000%, 7/01/28 - FGIC Insured, (ETM)
8/21 at 100.00 N/R  (4) 1,828,243
2,500 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate
Series 2014A, 5.000%, 7/01/44
1/25 at 100.00 A   2,526,400
6,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate
Series 2017A, 5.000%, 7/01/41, (UB)
1/27 at 100.00 A+   6,243,480
1,450 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.500%, 6/01/43
6/26 at 100.00 N/R   1,464,152
Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015:
525 5.000%, 6/15/30 6/24 at 100.00 BBB+   532,298
425 5.000%, 6/15/33 6/24 at 100.00 BBB+   430,852
Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A:
1,270 4.500%, 9/01/33 9/27 at 100.00 N/R   1,253,261
240 5.000%, 9/01/38 9/27 at 100.00 N/R   240,826
Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016:
1,895 5.000%, 6/01/36 6/26 at 100.00 N/R   1,907,640
250 5.125%, 6/01/43 6/26 at 100.00 N/R   250,155
2,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019A, 3.625%, 6/01/46, 144A
6/29 at 100.00 N/R   1,617,500
350 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019B, 3.875%, 6/01/46, 144A
8/23 at 100.00 N/R   284,025
Brunswick, Frederick County, Maryland, Special Obligation Bonds,
Brunswick Crossing Special Taxing District, Refunding Series 2019:
450 4.000%, 7/01/29 1/29 at 100.00 N/R   440,928
739 5.000%, 7/01/36 1/29 at 100.00 N/R   748,777
Frederick County, Maryland, Educational Facilities Revenue Bonds,
Mount Saint Mary's University Inc., Series 2017A:
3,000 5.000%, 9/01/37, 144A 9/27 at 100.00 BB+   2,888,280
1,750 5.000%, 9/01/45, 144A 9/27 at 100.00 BB+   1,593,042
330 Frederick County, Maryland, Special Obligation Bonds, Lake Linganore
Village Community Development Series 2001A, 5.700%, 7/01/29 -
RAAI Insured
8/23 at 100.00 AA   330,647
1,250 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A,
4.000%, 7/01/35
7/30 at 100.00 A-   1,275,837
370 Frederick County, Maryland, Tax Increment and Special Tax B Limited
Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019,
3.750%, 7/01/39
7/29 at 100.00 N/R   326,129
115 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding
Series 2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R   111,572
3,000 Gaithersburg, Maryland, Economic Development Revenue Bonds,
Asbury Methodist Obligated Group Project, Refunding Series 2018A,
5.000%, 1/01/36
1/24 at 104.00 BBB   2,924,070
Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Commons Apartments, Series 2014A:
1,500 4.000%, 6/01/34 6/24 at 100.00 A+   1,508,220
1,550 5.000%, 6/01/44 6/24 at 100.00 A+   1,559,300

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 1,860 Howard County Housing Commission, Maryland, Revenue Bonds,
Gateway Village Apartments, Series 2016, 4.000%, 6/01/46
6/26 at 100.00 A+   $ 1,728,163
Howard County Housing Commission, Maryland, Revenue Bonds, The
Verona at Oakland Mills Project, Series 2013:
2,000 4.625%, 10/01/28 10/23 at 100.00 A+   2,004,340
3,000 5.000%, 10/01/28 10/23 at 100.00 A+   3,008,580
1,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Woodfield Oxford Square Apartments, Series 2017, 5.000%, 12/01/42
12/27 at 100.00 A+   1,041,400
1,290 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2016, 5.000%, 4/01/46
4/27 at 100.00 N/R   1,047,635
1,710 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2017, 5.000%, 4/01/36
4/27 at 100.00 N/R   1,531,630
1,420 Howard County, Maryland, Special Obligation Bonds, Annapolis
Junction Town Center Project, Series 2014, 6.100%, 2/15/44
2/24 at 100.00 N/R   1,376,363
Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A:
1,500 4.125%, 2/15/34, 144A 2/26 at 100.00 N/R   1,432,545
1,550 4.375%, 2/15/39, 144A 2/26 at 100.00 N/R   1,467,153
850 4.500%, 2/15/47, 144A 2/26 at 100.00 N/R   775,115
Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016:
2,125 5.000%, 7/01/31 7/25 at 100.00 N/R   2,107,809
1,640 5.000%, 7/01/34 7/25 at 100.00 N/R   1,591,456
1,220 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds,
Series 2000A, 2.800%, 7/01/45
7/29 at 100.00 Aa2   899,238
1,195 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds,
Series 2014D, 3.900%, 7/01/40
1/24 at 100.00 Aa2   1,171,136
680 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds,
Series 2017C, 3.550%, 7/01/42
1/27 at 100.00 Aa2   622,764
700 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds,
Series 2020E, 2.350%, 7/01/45
1/30 at 100.00 Aa2   473,319
1,445 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 3/01/42
3/29 at 100.00 Aa1   1,245,171
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020D, 2.100%, 9/01/40
9/29 at 100.00 Aa1   1,423,560
2,570 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 2.000%, 9/01/43
3/30 at 100.00 Aa1   1,656,005
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Taxable Series 2019D, 3.350%, 7/01/49
7/29 at 100.00 Aa2   1,702,880
1,000 Maryland Community Development Administration, Department of
Housing and Community Development, Multifamily Development
Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%,
12/15/31
12/24 at 100.00 Aaa   1,000,550
600 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/49,
(AMT)
6/29 at 100.00 Baa2   609,138

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Economic Development Corporation Economic Development
Revenue Bonds, Transportation Facilities Project, Refunding Series
2017A:
$ 1,000 5.000%, 6/01/31 6/28 at 100.00 Baa2   $ 1,056,020
1,125 5.000%, 6/01/32 6/28 at 100.00 Baa2   1,187,359
3,360 5.000%, 6/01/35 6/28 at 100.00 Baa2   3,522,859
1,600 Maryland Economic Development Corporation, Air Cargo Obligated
Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019,
4.000%, 7/01/39, (AMT)
7/29 at 100.00 BBB   1,479,392
Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Subordinate Parking Facilities
Revenue Bonds, Series 2018C:
1,250 4.000%, 6/01/48 6/28 at 100.00 BB+   946,375
1,080 4.000%, 6/01/58 6/28 at 100.00 BB+   771,898
3,725 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds, Baltimore City Project, Senior Parking Facilities
Revenue Bonds, Series 2018A, 5.000%, 6/01/58
6/28 at 100.00 BBB-   3,634,669
5,810 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
8/23 at 100.00 BB   5,864,672
2,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31 (5)
8/23 at 100.00 N/R   1,200,000
Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding Series
2017:
1,100 5.000%, 7/01/36 7/27 at 100.00 BB+   1,103,047
470 5.000%, 7/01/37 8/23 at 100.00 BB+   469,976
Maryland Economic Development Corporation, Special Obligation
Bonds, Metro Centre Owings Mills Project, Series 2017:
585 4.375%, 7/01/36 1/27 at 100.00 N/R   561,758
355 4.500%, 7/01/44 1/27 at 100.00 N/R   332,124
Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Salisbury University Project, Refunding Series 2013:
500 5.000%, 6/01/27 8/23 at 100.00 Baa3   500,125
500 5.000%, 6/01/34 8/23 at 100.00 Baa3   498,310
1,510 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Sheppard Pratt University Village, Series 2012,
5.000%, 7/01/33
8/23 at 100.00 BBB-   1,510,015
495 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland - Baltimore Project, Refunding
Senior Lien Series 2015, 5.000%, 7/01/39
7/25 at 100.00 BB+   495,064
1,110 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, Baltimore County Project,
Refunding Series 2016, 3.600%, 7/01/35 - AGM Insured
8/23 at 100.00 A1   1,108,002
Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, College Park Project, Refunding
Series 2016:
875 5.000%, 6/01/30 - AGM Insured 6/26 at 100.00 A1   913,622
240 5.000%, 6/01/31 - AGM Insured 6/26 at 100.00 A1   250,656
2,405 5.000%, 6/01/35 - AGM Insured 6/26 at 100.00 A1   2,507,333
780 5.000%, 6/01/43 - AGM Insured 6/26 at 100.00 A1   797,012
Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015:
990 4.000%, 7/01/32 7/25 at 100.00 BBB+   990,772

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 2,470 4.250%, 7/01/35 7/25 at 100.00 BBB+   $ 2,465,702
1,740 5.000%, 7/01/45 7/25 at 100.00 BBB+   1,759,140
Maryland Health and Higher Educational Facilities Authority, Parking
Facilities Revenue Bonds, Johns Hopkins Hospital, Series 2001:
1,300 5.000%, 7/01/27 - AMBAC Insured 8/23 at 100.00 N/R   1,309,581
1,000 5.000%, 7/01/34 - AMBAC Insured 8/23 at 100.00 N/R   1,007,440
210 Maryland Health and Higher Educational Facilities Authority, Parking
Facilities Revenue Bonds, Johns Hopkins Medical Institutions, Series
1996, 5.500%, 7/01/26 - AMBAC Insured
8/23 at 100.00 N/R   211,548
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B:
250 5.000%, 7/01/34 7/27 at 100.00 A3   259,110
4,820 5.000%, 7/01/38 7/27 at 100.00 A3   4,890,661
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds,  Mercy Medical Center, Series 2016A:
90 5.000%, 7/01/36 7/26 at 100.00 BBB+   92,280
1,450 5.000%, 7/01/38 7/26 at 100.00 BBB+   1,471,300
600 4.000%, 7/01/42 7/26 at 100.00 BBB+   552,750
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A:
1,400 5.500%, 1/01/36 1/27 at 100.00 Baa3   1,452,864
4,020 5.500%, 1/01/46 1/27 at 100.00 Baa3   4,091,033
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Charlestown Community Issue, Series 2016A:
2,125 5.000%, 1/01/36 7/26 at 100.00 A-   2,195,380
4,090 5.000%, 1/01/45 7/26 at 100.00 A-   4,153,804
Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Frederick Health System Issue; Series 2020:
1,000 3.250%, 7/01/39 7/30 at 100.00 Baa1   818,570
280 4.000%, 7/01/45 7/30 at 100.00 Baa1   265,023
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Goucher College, Series 2017A:
1,100 5.000%, 7/01/37 7/27 at 100.00 BBB+   1,137,004
1,200 5.000%, 7/01/44 7/27 at 100.00 BBB+   1,229,052
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A:
265 5.125%, 7/01/37, 144A 7/27 at 100.00 N/R   257,919
500 5.250%, 7/01/47, 144A 7/27 at 100.00 N/R   467,700
1,745 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 - AMBAC Insured,
(ETM)
8/21 at 100.00 N/R  (4) 1,817,732
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Johns Hopkins Health System Issue, Series 2015A, 4.000%,
5/15/40
5/25 at 100.00 AA-   2,495,575
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Johns Hopkins University, Series 2013B:
500 5.000%, 7/01/38 8/23 at 100.00 AA   500,070
4,375 4.250%, 7/01/41 8/23 at 100.00 AA   4,375,787
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47
7/26 at 100.00 A+   2,021,780
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health Issue, Series 2017:
1,000 5.000%, 7/01/33 7/27 at 100.00 A+   1,058,360
1,000 5.000%, 7/01/44 7/27 at 100.00 A+   1,020,960

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015:
$ 1,500 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A+  (4) $ 1,526,175
1,125 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A+  (4) 1,165,388
2,975 4.125%, 7/01/47 7/25 at 100.00 A+   2,835,740
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2014:
1,000 4.000%, 10/01/45 10/24 at 100.00 A   975,230
1,250 5.000%, 10/01/45 10/24 at 100.00 A   1,263,975
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2012:
1,500 5.000%, 6/01/34 8/23 at 100.00 Baa1   1,501,140
3,000 5.000%, 6/01/47 8/23 at 100.00 Baa1   3,000,870
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2016:
175 5.000%, 6/01/36 6/26 at 100.00 Baa1   180,119
2,500 4.000%, 6/01/42 6/26 at 100.00 Baa1   2,330,475
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2017:
525 5.000%, 6/01/35 6/26 at 100.00 Baa1   542,320
1,000 5.000%, 6/01/42 6/26 at 100.00 Baa1   1,019,230
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/38
2/25 at 100.00 A   2,541,875
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series
2015:
2,790 5.000%, 7/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 Baa1  (4) 2,829,423
5,500 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 Baa1  (4) 5,577,715
865 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Stevenson University, Series 2021A, 4.000%, 6/01/41
6/31 at 100.00 BBB-   812,105
3,260 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%,
12/01/46, (UB) (8)
6/27 at 100.00 AA-   3,355,909
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46
6/27 at 100.00 AA-   1,029,420
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2015,
5.000%, 7/01/35
7/25 at 100.00 A   1,029,960
5,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/39
7/27 at 100.00 A   5,685,845
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Taxable Series
2017D, 4.000%, 7/01/48
1/28 at 100.00 A   1,880,240
12,250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/34, (Pre-
refunded 7/01/24)
7/24 at 100.00 N/R  (4) 12,444,775
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2016:
4,395 5.000%, 5/01/33 5/26 at 100.00 AA-   4,600,906
3,650 5.000%, 5/01/35, (Pre-refunded 5/01/26) 5/26 at 100.00 AA-  (4) 3,848,961
5,100 5.000%, 5/01/46, (Pre-refunded 5/01/26), (UB) (8) 5/26 at 100.00 AA-  (4) 5,378,001
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A:
2,000 5.000%, 5/01/35 5/28 at 100.00 AA-   2,159,260

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 2,000 5.000%, 5/01/36 5/28 at 100.00 AA-   $ 2,145,020
6,250 5.000%, 5/01/42, (UB) (8) 5/28 at 100.00 AA-   6,570,062
7,000 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2020, 4.000%, 7/01/50
7/30 at 100.00 AA-   6,781,740
1,250 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A, 5.000%, 7/01/46
7/31 at 100.00 Aa2   1,365,975
1,500 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2014A, 3.875%,
7/01/39
7/24 at 100.00 Aaa   1,499,685
Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015:
6,000 4.000%, 12/01/44 6/25 at 100.00 AA-   5,831,880
2,000 5.000%, 12/01/44 6/25 at 100.00 AA-   2,029,560
320 Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%,
7/01/46, 144A
1/26 at 100.00 N/R   320,922
4,500 Prince George's County, Maryland, Certificates of Participation,
University of Maryland Capital Region Medical Center, Series 2018,
5.000%, 10/01/43, (UB) (8)
10/28 at 100.00 AA+   4,752,360
3,000 Prince George's County, Maryland, General Obligation Consolidated
Public Improvement Bonds, Series 2014A, 4.000%, 9/01/31
9/24 at 100.00 AAA   3,022,320
1,050 Prince George's County, Maryland, Revenue Bonds, Collington
Episcopal Life Care Community Inc., Series 2017, 5.250%, 4/01/37
4/27 at 100.00 N/R   949,882
Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018:
1,300 5.125%, 7/01/39, 144A 7/28 at 100.00 N/R   1,289,470
2,200 5.250%, 7/01/48, 144A 7/28 at 100.00 N/R   2,173,666
1,996 Prince George's County, Maryland, Special Tax District Bonds, Victoria
Falls Project, Series 2005, 5.250%, 7/01/35
8/23 at 100.00 N/R   2,002,806
1,340 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Refunding Series 2017,
5.000%, 11/01/35
11/24 at 103.00 B   1,231,353
795 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Refunding Series
2017A-2, 5.000%, 11/01/31
11/24 at 103.00 B   752,698
Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1:
1,070 5.000%, 11/01/28 11/24 at 103.00 B   1,037,750
1,000 5.000%, 11/01/37 11/24 at 103.00 B   904,140
Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B:
500 5.000%, 11/01/42 11/24 at 103.00 B   434,070
1,000 5.000%, 11/01/47 11/24 at 103.00 B   841,590
Washington County County Commissioners, Maryland, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019B:
1,000 5.000%, 1/01/29, (ETM) No Opt. Call N/R  (4) 1,107,370
500 5.000%, 1/01/32, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R  (4) 553,685
Total Maryland 284,189,769
Massachusetts - 0.5% (0.3% of Total Investments)
540 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37,
144A (5)
8/23 at 100.00 N/R   5,400

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 677 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2010, 7.625%, 10/15/37
(5)
8/23 at 100.00 N/R   $ 6,770
Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A:
275 5.000%, 6/01/39, (Pre-refunded 6/01/29) 6/29 at 100.00 N/R  (4) 310,153
270 4.000%, 6/01/49, (Pre-refunded 6/01/29) 6/29 at 100.00 N/R  (4) 290,005
825 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB   832,450
3,500 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2016BB-1, 5.000%, 10/01/46
10/26 at 100.00 AA-   3,606,365
Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Tender Option Bond Trust 2016-XG0070:
930 6.351%, 10/01/48, 144A, (IF) (8) 10/23 at 100.00 Aa1   939,551
505 6.362%, 10/01/48, 144A, (IF) (8) 10/23 at 100.00 Aa1   510,191
3,200 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015, 4.500%, 1/01/45
1/25 at 100.00 Baa2   3,018,304
2,300 Massachusetts Development Finance Agency, Revenue Bonds, Olin
College, Series 2013E, 5.000%, 11/01/43
11/23 at 100.00 A   2,304,416
1,500 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 4.000%, 7/01/41
7/26 at 100.00 BBB+   1,368,510
Massachusetts Development Finance Agency, Revenue Bonds, Western
New England University, Series 2015:
1,145 5.000%, 9/01/40 9/25 at 100.00 BBB-   1,097,448
1,280 5.000%, 9/01/45 9/25 at 100.00 BBB-   1,187,584
1,100 Massachusetts Turnpike Authority, Metropolitan Highway System
Revenue Bonds, Senior Series 1997A, 0.000%, 1/01/24 - NPFG
Insured
No Opt. Call A2   1,082,521
Total Massachusetts 16,559,668
Michigan - 3.8% (2.3% of Total Investments)
625 Bloomfield Hills Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2023, 5.000%,
5/01/48
5/33 at 100.00 Aa1   673,550
6,525 Caledonia Community Schools, Kent, Allegan and Barry Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2020I, 4.000%, 5/01/50
5/30 at 100.00 AA   6,398,546
1,000 Eastern Michigan University, General Revenue Bonds, Series 2018A,
4.000%, 3/01/44 - AGM Insured
3/28 at 100.00 A1   940,210
4,180 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Refunding Series
2023, 5.000%, 5/01/53
5/33 at 100.00 AA   4,434,479
7,615 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2020-I,
4.000%, 5/01/49
5/30 at 100.00 AA   7,432,392
2,000 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2019A, 5.000%, 7/01/48
7/29 at 100.00 AA-   2,113,200
Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020:
10,125 4.000%, 11/01/55 11/30 at 100.00 Aa3   9,462,521
10,000 4.000%, 11/01/55 11/30 at 100.00 Aa3   9,248,200

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 5,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Series 2019A, 4.000%, 2/15/47
8/29 at 100.00 A1   $ 4,733,400
2,690 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Insured Senior Lien Series 2014C-3, 5.000%, 7/01/32 -
AGM Insured
7/24 at 100.00 A1   2,724,109
405 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Refunding Senior Loan Series 2014D-1, 5.000%,
7/01/37 - AGM Insured
7/24 at 100.00 A1   408,499
1,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Series 2014D-6, 5.000%, 7/01/36 - NPFG Insured
7/24 at 100.00 A2   1,008,280
3,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Fixed Rate Series 2022A-MI, 4.000%, 12/01/47
12/31 at 100.00 AA-   2,871,600
4,500 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49
12/29 at 100.00 AA-   4,222,800
4,435 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB+   4,639,409
5,000 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 Aa2   4,706,950
10,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/34
10/25 at 100.00 AA-   10,389,100
1,000 Michigan State University, General Revenue Bonds, Refunding Series
2019C, 4.000%, 2/15/44
8/29 at 100.00 AA   987,160
8,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45
11/30 at 100.00 Aa2   7,869,600
7,500 Monroe Public Schools, Monroe County, Michigan, General Obligation
Bonds, School Building & Site Series 2020I, 5.000%, 5/01/50
5/30 at 100.00 AA   7,914,600
3,805 Rockford Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2023II, 5.000%, 5/01/46
5/33 at 100.00 AA   4,103,160
11,225 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2020,
5.000%, 5/01/50
5/30 at 100.00 Aa1   11,982,014
3,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/37
8/23 at 100.00 A   3,001,860
1,200 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45
12/25 at 100.00 A   1,221,240
1,120 Wayne State University, Michigan, General Revenue Bonds, Series
2018A, 5.000%, 11/15/36
11/25 at 100.00 A+   1,148,997
Total Michigan 114,635,876
Minnesota - 3.2% (1.9% of Total Investments)
310 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/36
8/26 at 100.00 BB+   262,871
3,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series 2018A,
4.000%, 2/01/42
2/27 at 100.00 AAA   3,010,770
750 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 5.000%, 7/01/47
7/24 at 102.00 N/R   672,870

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 3,080 City of Rosemount, Minnesota, General Obligation Bonds, Street
Reconstruction and Capital Improvement Plan Series 2023A, 4.000%,
2/01/53 , (WI/DD)
2/32 at 100.00 AA+   $ 3,006,727
500 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2016A, 4.000%, 7/01/37
7/25 at 100.00 BB+   432,555
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series
2018A:
4,905 5.000%, 2/15/48 2/28 at 100.00 A-   4,954,835
13,925 5.000%, 2/15/53 2/28 at 100.00 A-   13,991,700
1,925 5.250%, 2/15/53 2/28 at 100.00 A-   1,988,352
1,125 GFW Independent School District No. 2365, Sibley, Renville, McLeod
and Nicollet Counties, Minnesota, General Obligation School
Building Bonds, Series 2023A, 4.125%, 2/01/52
2/31 at 100.00 AAA   1,118,936
725 Hawley Independent School District 150, Clay County, Minnesota,
General Obligation Bonds, School Building Series 2023A, 4.000%,
2/01/43
2/30 at 100.00 Aa1   728,596
500 Independence, Minnesota, Charter School Lease Revenue Bonds,
Paladin Career & Technical High School Project, Series 2021A,
4.000%, 6/01/41
6/29 at 102.00 N/R   381,375
3,010 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 AAA   3,012,017
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
1,000 5.000%, 1/01/31, (AMT) 7/29 at 100.00 A+   1,077,050
1,235 5.000%, 1/01/39, (AMT) 7/29 at 100.00 A+   1,290,390
7,500 5.000%, 1/01/49, (AMT) 7/29 at 100.00 A+   7,697,625
2,295 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/41
1/27 at 100.00 AA-   2,379,181
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2016D:
470 5.000%, 1/01/32, (AMT) 1/27 at 100.00 A+   489,453
450 5.000%, 1/01/35, (AMT) 1/27 at 100.00 A+   467,001
580 5.000%, 1/01/37, (AMT) 1/27 at 100.00 A+   596,919
750 5.000%, 1/01/41, (AMT) 1/27 at 100.00 A+   764,280
2,745 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.250%,
1/01/47, (AMT)
1/32 at 100.00 A+   2,928,448
Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017:
1,300 3.750%, 3/01/38 3/27 at 100.00 Aa2   1,252,290
1,460 4.000%, 3/01/41 3/27 at 100.00 Aa2   1,461,007
2,150 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2017, 4.000%, 3/01/48
3/27 at 100.00 Aa3   2,101,130
270 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021A, 3.000%, 8/01/36
8/31 at 100.00 AA+   253,039
190 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/36
8/31 at 100.00 AA+   178,630
2,910 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A, 5.000%, 8/01/41
8/32 at 100.00 AA+   3,171,202
910 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo
Clinic, Series 2018A, 4.000%, 11/15/48
5/28 at 100.00 AA   886,231
5,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo
Clinic, Series 2022, 5.000%, 11/15/57
11/32 at 100.00 AA   5,384,150

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 2,380 Round Lake-Brewster Independent School District 2907, Minnesota,
General Obligation Bonds, School Building Series 2023A, 4.000%,
2/01/44
2/32 at 100.00 AAA   $ 2,308,695
2,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2016A, 5.000%, 5/01/46
5/26 at 100.00 A2   2,031,640
1,520 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Refunding Series 2015A, 5.000%, 12/01/50
12/24 at 100.00 BBB-   1,445,155
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A:
2,500 5.000%, 9/01/40 9/30 at 100.00 BB+   2,352,000
1,250 5.000%, 9/01/43 9/30 at 100.00 BB+   1,155,925
780 5.000%, 9/01/55 9/30 at 100.00 BB+   681,650
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A:
2,205 5.500%, 9/01/36 9/26 at 100.00 BB+   2,227,226
2,500 5.750%, 9/01/46 9/26 at 100.00 BB+   2,504,025
2,500 6.000%, 9/01/51 9/26 at 100.00 BB+   2,513,775
500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
8/23 at 100.00 BB   454,120
Saint Paul Housing and Redevelopment Authority Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Homes Project,
Series 2013:
1,855 5.000%, 5/01/33 8/23 at 100.00 N/R   1,735,018
1,000 5.125%, 5/01/48 8/23 at 100.00 N/R   818,080
2,245 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/47
11/27 at 100.00 BBB+   2,277,261
1,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Hope Community Academy Project, Series 2015A,
5.000%, 12/01/43
12/24 at 100.00 BB-   870,630
750 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/29,
(Pre-refunded 11/15/25)
11/25 at 100.00 N/R  (4) 779,475
2,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019, 5.000%, 8/01/54
8/24 at 102.00 N/R   1,849,200
3,855 West Saint Paul-Mendota Heights-Eagan Independent School District
197, Dakota County, Minnesota, General Obligation Bonds, School
Buidling Series 2018A, 4.000%, 2/01/41
2/27 at 100.00 AAA   3,886,033
2,000 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2014A, 5.000%, 1/01/46, (Pre-refunded
1/01/24)
1/24 at 100.00 Aa2  (4) 2,013,920
Total Minnesota 97,843,458
Mississippi - 0.8% (0.5% of Total Investments)
Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A:
1,500 5.000%, 9/01/36 9/26 at 100.00 BBB+   1,530,765
6,000 5.000%, 9/01/41 9/26 at 100.00 BBB+   6,057,300
15,500 5.000%, 9/01/46 9/26 at 100.00 BBB+   15,547,740
Total Mississippi 23,135,805

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri - 5.6% (3.4% of Total Investments)
$ 1,000 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital
Center, Refunding Series 2016, 5.000%, 8/01/28
8/26 at 100.00 Ba3   $ 940,900
2,010 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series
2016, 3.625%, 5/01/30
5/25 at 100.00 N/R   2,000,673
500 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 AA+   502,965
1,000 Jefferson County School District R-1 Northwest, Missouri, General
Obligation Bonds, Direct Deposit Program Series 2023, 4.000%,
3/01/42
3/31 at 100.00 AA+   984,610
5,640 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 A-   5,808,467
Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B:
23,675 5.000%, 3/01/46, (AMT) 3/29 at 100.00 A-   24,288,182
4,525 5.000%, 3/01/54, (AMT) 3/29 at 100.00 A-   4,612,921
400 Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016, 5.000%,
4/01/46, 144A
4/26 at 100.00 N/R   351,204
Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1:
7,000 0.000%, 4/15/27 - AMBAC Insured No Opt. Call A2   6,179,250
5,000 0.000%, 4/15/28 - AMBAC Insured No Opt. Call A2   4,271,600
5,000 0.000%, 4/15/29 - AMBAC Insured No Opt. Call A2   4,128,150
4,470 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A, 4.000%, 1/01/42
1/28 at 100.00 AA   4,508,397
6,185 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A, 4.000%, 1/01/48
1/33 at 100.00 AA   6,161,559
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C,
2.750%, 9/01/33
6/27 at 102.00 A   937,560
1,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/34
5/26 at 100.00 A+   1,041,780
1,260 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, University of Central Missouri, Series
2013C-2, 5.000%, 10/01/34
10/23 at 100.00 A+   1,261,235
11,010 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/46
7/31 at 100.00 AA   10,485,594
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A:
1,045 5.000%, 11/15/44 11/23 at 100.00 A2   1,038,176
11,090 5.000%, 11/15/48 11/23 at 100.00 A2   11,014,034
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C:
3,000 5.000%, 11/15/42 11/27 at 100.00 A+   3,082,500
10,000 4.000%, 11/15/47 11/27 at 100.00 A+   9,543,300
6,265 5.000%, 11/15/47 11/27 at 100.00 A+   6,401,452
10,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 A+   9,259,700

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A:
$ 1,800 4.000%, 2/15/44 2/29 at 100.00 A1   $ 1,715,040
7,815 4.000%, 2/15/49 2/29 at 100.00 A1   7,296,240
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2018A:
2,000 4.000%, 6/01/48 6/28 at 100.00 A+   1,849,100
3,500 5.000%, 6/01/48 6/28 at 100.00 A+   3,584,490
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A:
1,250 4.000%, 5/15/42 5/25 at 102.00 AA-   1,209,912
16,690 4.000%, 5/15/48 5/25 at 102.00 AA-   15,717,140
7,925 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 BBB   7,446,251
3,370 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/46
2/26 at 100.00 BBB   3,166,418
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Saint Louis University, Series 2017A:
725 4.000%, 10/01/36 4/27 at 100.00 A1   728,523
3,510 5.000%, 10/01/47 4/27 at 100.00 A1   3,661,808
2,000 Missouri Joint Municipal Electric Utility Commission, Power Supply
System Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%,
12/01/43
6/27 at 100.00 A2   2,058,620
1,000 North Central Missouri Regional Water Commission, Waterworks
System Revenue Bonds, Series 2006, 5.000%, 1/01/37
8/23 at 100.00 N/R   1,000,150
375 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%,
9/01/43
9/23 at 100.00 BB+   374,974
1,000 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.125%, 9/01/48
9/25 at 103.00 BB+   855,030
Total Missouri 169,467,905
Montana - 0.2% (0.1% of Total Investments)
2,090 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 BBB   2,108,685
3,315 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 A   3,349,078
Total Montana 5,457,763
Nebraska - 0.2% (0.1% of Total Investments)
Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding Series
2020A:
1,625 4.000%, 11/15/40 11/30 at 100.00 A1   1,586,390
1,000 4.000%, 11/15/50 11/30 at 100.00 A1   945,240
Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding Series
2015:
1,635 4.125%, 11/01/36 11/25 at 100.00 A   1,641,605
1,000 5.000%, 11/01/45 11/25 at 100.00 A   1,010,240
Total Nebraska 5,183,475

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada - 0.9% (0.6% of Total Investments)
$ 8,835 Las Vegas Convention and Visitors Authority, Nevada, Convention
Center Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 AA-   $ 9,236,197
Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015:
9,000 5.000%, 6/01/32 12/24 at 100.00 AA   9,194,940
5,000 5.000%, 6/01/39 12/24 at 100.00 AA   5,080,200
Nevada System of Higher Education, Community College Revenue
Bonds, Series 2017:
2,400 4.000%, 7/01/41 7/27 at 100.00 AA-   2,385,528
2,000 4.000%, 7/01/47 7/27 at 100.00 AA-   1,953,940
Total Nevada 27,850,805
New Hampshire - 0.4% (0.3% of Total Investments)
3,500 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Catholic Medical Center, Series 2012, 4.000%, 7/01/32
8/23 at 100.00 Baa3   3,499,965
4,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A,
5.000%, 8/01/35
2/28 at 100.00 A   4,208,760
5,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A,
5.000%, 8/01/59
No Opt. Call A   5,258,800
Total New Hampshire 12,967,525
New Jersey - 5.2% (3.1% of Total Investments)
905 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
8/23 at 100.00 A-   906,258
5,000 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%,
11/01/40
11/29 at 100.00 A-   5,280,950
New Jersey Economic Development Authority, Private Activity Bonds,
The Goethals Bridge Replacement Project, Series 2013:
1,965 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 A-   1,975,709
1,865 5.125%, 1/01/39 - AGM Insured, (AMT) 1/24 at 100.00 A-   1,871,378
1,585 5.125%, 7/01/42 - AGM Insured, (AMT) 1/24 at 100.00 A-   1,589,090
6,030 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series
2017B, 5.000%, 11/01/25
No Opt. Call A-   6,231,281
2,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31,
(Pre-refunded 12/15/26)
12/26 at 100.00 A-  (4) 2,163,360
6,770 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 - NPFG Insured
No Opt. Call A-   7,347,075
2,825 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2014UU, 5.000%, 6/15/30, (Pre-refunded
6/15/24)
6/24 at 100.00 A-  (4) 2,860,256
2,410 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50
12/30 at 100.00 A-   2,301,213
8,415 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA-   8,631,686
5,275 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 4.000%,
7/01/51
7/31 at 100.00 AA-   5,042,267

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 1,235 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 BB-   $ 1,245,485
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1:
2,020 5.000%, 6/15/28 6/26 at 100.00 A2   2,117,647
3,340 5.000%, 6/15/29 6/26 at 100.00 A2   3,505,463
8,155 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 A-   8,207,110
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26
No Opt. Call A-   886,140
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C:
21,120 0.000%, 12/15/28 - AMBAC Insured No Opt. Call A-   17,550,298
10,000 0.000%, 12/15/32 - AGM Insured No Opt. Call A   7,099,400
20,000 0.000%, 12/15/33 - AGM Insured No Opt. Call A   13,659,600
25,000 0.000%, 12/15/35 - AMBAC Insured No Opt. Call A-   15,408,000
30,000 0.000%, 12/15/36 - AMBAC Insured No Opt. Call A-   17,416,200
2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/32
No Opt. Call A-   1,410,760
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA:
1,690 5.250%, 6/15/33 6/25 at 100.00 A-   1,745,348
2,840 5.000%, 6/15/45 6/25 at 100.00 A-   2,872,546
2,800 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/36
12/28 at 100.00 A-   2,980,012
665 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 A-   658,151
2,460 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%,
1/01/34
1/28 at 100.00 A1   2,534,095
5,250 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B,
5.250%, 1/01/52, (UB) (8)
1/33 at 100.00 A1   5,879,580
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A:
3,215 5.000%, 6/01/36 6/28 at 100.00 A-   3,411,051
1,405 5.000%, 6/01/46 6/28 at 100.00 BBB+   1,436,935
1,285 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   1,285,437
Total New Jersey 157,509,781
New Mexico - 0.5% (0.3% of Total Investments)
3,370 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A, 5.000%,
8/01/46
11/27 at 100.00 Aa3   3,500,284
New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A:
1,575 5.000%, 8/01/44 8/29 at 100.00 Aa3   1,648,852
7,000 4.000%, 8/01/48 8/29 at 100.00 Aa3   6,510,000
2,845 Santa Fe County, New Mexico, Correctional System Gross Receipts Tax
Revenue Bonds, Series 1997, 6.000%, 2/01/27 - AGM Insured
No Opt. Call A1   2,998,516
Total New Mexico 14,657,652

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York - 9.7% (5.9% of Total Investments)
$ 6,600 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/44
No Opt. Call Ba1   $ 2,251,128
490 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Catholic Health System, Inc. Project, Series
2015, 5.250%, 7/01/35
7/25 at 100.00 Caa2   428,265
Dormitory Authority of the State of New York, Revenue Bonds, North
Shore Long Island Jewish Obligated Group, Series 2015A:
1,680 4.125%, 5/01/42 5/25 at 100.00 A-   1,646,770
3,195 5.000%, 5/01/43 5/25 at 100.00 A-   3,230,816
600 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/34, 144A
6/27 at 100.00 BBB-   603,108
3,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 5.000%, 3/15/46
3/32 at 100.00 AA+   3,276,300
4,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2019A. Bidding Group
1,2,3,4, 5.000%, 3/15/44
3/29 at 100.00 Aa1   4,278,280
20,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47
2/30 at 100.00 Aa1   19,567,600
5,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call BBB+   5,720,550
Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2014A:
1,155 4.000%, 9/01/39 - AGM Insured 9/24 at 100.00 A   1,155,727
3,000 5.000%, 9/01/39 9/24 at 100.00 A   3,041,760
860 5.000%, 9/01/44 9/24 at 100.00 A   870,518
5,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018, 5.000%, 9/01/37
9/28 at 100.00 A   5,424,250
10,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Refunding Series 2012A, 0.000%, 11/15/32
No Opt. Call AA   7,180,200
5,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2013A, 5.000%, 11/15/38
8/23 at 100.00 BBB+   5,000,400
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007:
500 5.750%, 10/01/37 (5) 8/23 at 100.00 N/R   400,000
1,000 2.350%, 10/01/46 (5) 8/23 at 100.00 N/R   800,000
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2020 Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+   5,000,050
2,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40
5/26 at 100.00 Aa1   2,068,860
3,760 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43
2/27 at 100.00 Aa1   3,926,154
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/41
5/28 at 100.00 Aa1   5,333,700
20,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2019 Subseries C-1, 4.000%,
11/01/42
5/29 at 100.00 Aa1   19,789,400
9,530 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, 4.000%,
8/01/45
8/31 at 100.00 Aa1   9,390,004

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%,
2/01/47
2/32 at 100.00 Aa1   $ 5,407,850
2,060 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 AA   2,140,134
11,000 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
A-1, 4.000%, 8/01/42
8/29 at 100.00 AA   10,943,240
New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1:
2,000 5.000%, 3/01/44 3/31 at 100.00 AA   2,174,600
3,000 5.000%, 3/01/50 3/31 at 100.00 AA   3,232,170
5 New York City, New York, General Obligation Bonds, Fiscal Series
2005M, 5.000%, 4/01/24
8/23 at 100.00 AA   5,007
2,000 New York Convention Center Development Corporation, New York,
Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015,
5.000%, 11/15/45
11/25 at 100.00 A2   2,037,360
125 New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through
Bonds, Series 2000B, 6.500%, 6/01/35
8/23 at 100.00 Baa1   125,061
1,010 New York Counties Tobacco Trust VI, New York, Tobacco Settlement
Pass-Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35
No Opt. Call A-   1,040,896
25,170 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   24,747,144
New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C:
13,370 5.000%, 3/15/47 9/30 at 100.00 Aa1   14,409,785
4,120 5.000%, 3/15/50 9/30 at 100.00 Aa1   4,427,228
2,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%,
3/15/46
9/32 at 100.00 Aa1   2,196,420
19,000 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Empire Series 2021A, 4.000%, 3/15/47
9/31 at 100.00 AA+   18,842,490
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A:
2,000 4.000%, 7/01/35 - AGM Insured, (AMT) 7/24 at 100.00 BBB   2,000,320
19,700 5.000%, 7/01/46, (AMT) 7/24 at 100.00 Baa2   19,462,024
23,490 5.250%, 1/01/50, (AMT) 7/24 at 100.00 Baa2   23,500,336
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016:
110 5.000%, 8/01/26, (AMT) 8/23 at 100.00 B+   110,219
5,940 5.000%, 8/01/31, (AMT) 8/23 at 100.00 B+   5,946,415
3,465 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 B+   3,599,130
3,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2022, 5.000%, 12/01/39, (AMT)
12/32 at 100.00 Baa1   3,146,520
3,050 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2018, 5.000%, 1/01/33, (AMT)
1/28 at 100.00 BB+   3,157,940

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,310 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/43,
(AMT)
12/23 at 100.00 AA-   $ 1,311,703
4,320 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38
12/23 at 100.00 AA-   4,339,310
10,000 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Taxable Two Hundred Forty First Series 2023, 5.000%, 7/15/53
7/33 at 100.00 AA-   10,942,800
5,000 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Eleventh Series 2018, 5.000%, 9/01/48
9/28 at 100.00 AA-   5,329,900
2,000 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Twenty-One Series 2020, 4.000%, 7/15/50,
(AMT)
7/30 at 100.00 AA-   1,894,300
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A:
2,835 5.000%, 1/01/29, (AMT) 1/26 at 100.00 C   2,203,986
2,700 5.000%, 1/01/34, (AMT) 1/26 at 100.00 C   2,050,596
TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,250 5.000%, 6/01/45 6/27 at 100.00 CCC+   1,186,238
2,850 5.000%, 6/01/48 6/27 at 100.00 N/R   2,668,968
Total New York 294,963,930
North Carolina - 1.5% (0.9% of Total Investments)
2,500 Greater Asheville Regional Airport Authority,  North Carolina, Airport
System Revenue Bonds, Series 2022A, 5.500%, 7/01/47 - AGM
Insured, (AMT)
7/32 at 100.00 A1   2,711,475
5,730 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54, (AMT)
6/25 at 100.00 BBB   5,667,085
11,145 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49
1/30 at 100.00 A2   10,480,981
1,570 North Carolina Medical Care Commission,  Retirement Facilities First
Mortgage Revenue Bonds, Southminster Project, Refunding Series
2016, 5.000%, 10/01/31
10/24 at 102.00 N/R   1,560,533
1,655 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Deerfield Episcopal Retirement Community,
Refunding First Mortgage Series 2016, 5.000%, 11/01/37
11/26 at 100.00 A   1,690,152
9,245 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Novant Health Obligated Group, Series 2019A,
4.000%, 11/01/49
11/29 at 100.00 AA-   8,970,886
500 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015A, 5.000%, 1/01/32
1/26 at 100.00 A   517,235
11,480 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 BBB   11,901,775
1,100 Union County, North Carolina, Enterprise System Revenue Bonds,
Series 2019A, 4.000%, 6/01/44
6/29 at 100.00 Aa2   1,090,760
Total North Carolina 44,590,882
North Dakota - 0.2% (0.1% of Total Investments)
5,000 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 4.000%, 12/01/47
12/27 at 100.00 Baa3   4,090,350
700 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group, Series
2017, 5.000%, 12/01/36
12/26 at 100.00 N/R   631,554

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
$ 2,000 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 4.000%, 6/01/46 - AGM Insured
6/30 at 100.00 A1   $ 1,945,820
Total North Dakota 6,667,724
Ohio - 4.1% (2.5% of Total Investments)
6,250 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016, 5.250%, 11/15/46
11/26 at 100.00 BBB+   6,305,813
6,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 4.000%, 8/01/36
2/28 at 100.00 A+   6,056,640
1,340 Bowling Green State University, Ohio, General Receipts Bonds, Series
2017B, 5.000%, 6/01/45
6/27 at 100.00 A+   1,394,216
24,740 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   3,166,225
790 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+   728,143
38,565 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   35,897,845
Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health,
Refunding Series 2017:
3,960 4.000%, 11/15/34 11/27 at 100.00 Baa3   3,675,355
3,000 4.000%, 11/15/35 11/27 at 100.00 Baa3   2,739,870
2,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-
1, 5.000%, 12/01/51
6/29 at 100.00 N/R   1,932,260
4,795 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield
Medical Center Project, Series 2013, 5.000%, 6/15/43
8/23 at 100.00 Ba3   4,235,951
5,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth,
Inc. Obligated Group Project, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 A+   5,128,500
8,360 Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital
System, Inc., Refunding Series 2015, 5.000%, 8/15/45, (Pre-refunded
8/15/25)
8/25 at 100.00 N/R  (4) 8,597,257
2,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/33
8/23 at 100.00 Ba2   1,993,760
3,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29
No Opt. Call BBB-   2,730,900
4,350 Ohio Higher Educational Facility Commission, Revenue Bonds,
University of Dayton, Series 2015A, 5.000%, 12/01/44
6/25 at 100.00 A2   4,451,311
3,710 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 5.800%, 2/15/36
2/31 at 100.00 A+   4,390,785
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Infrastructure Projects, Junior Lien Series 2018A:
3,375 4.000%, 2/15/38 2/28 at 100.00 A+   3,398,895
16,325 5.000%, 2/15/43 2/28 at 100.00 AA-   17,292,583
5,450 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   5,255,217

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 4,250 Pickerington Local School District, Fairfield and Franklin Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement, Series 2023, 5.250%, 12/01/59
12/32 at 100.00 Aa2   $ 4,677,295
725 Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein
Homes Obligated Group, Refunding Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 A   654,900
Total Ohio 124,703,721
Oklahoma - 0.2% (0.2% of Total Investments)
1,800 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/41
8/32 at 100.00 N/R   1,731,870
4,985 Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue
Bonds, Series 2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/24) - BAM
Insured, (AMT)
6/24 at 100.00 A3  (4) 5,036,246
1,000 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017,
5.250%, 11/15/37
11/25 at 102.00 BBB-   1,004,480
Total Oklahoma 7,772,596
Oregon - 2.6% (1.6% of Total Investments)
2,435 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest
Series 2017D, 5.000%, 6/15/36
6/27 at 100.00 AA+   2,583,657
725 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.250%, 11/15/50
11/25 at 102.00 N/R   667,841
4,875 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%,
1/01/48
1/26 at 100.00 A   4,911,368
2,410 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project,
Series 2022A, 5.000%, 6/01/52
6/32 at 100.00 A+   2,488,445
3,085 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/40
10/30 at 100.00 BBB+   3,171,874
1,500 Oregon Health and Science University, Revenue Bonds, Refunding
Series 2016B, 5.000%, 7/01/39
7/26 at 100.00 AA-   1,549,920
5,000 Port of Portland, Oregon, International Airport Revenue Bonds, Green
Series 2023-29, 5.500%, 7/01/48, (AMT)
7/33 at 100.00 AA-   5,549,100
Port of Portland, Oregon, International Airport Revenue Bonds, Series
2017-24B:
3,255 5.000%, 7/01/35, (AMT) 1/27 at 100.00 AA-   3,382,173
7,645 5.000%, 7/01/47, (AMT) 1/27 at 100.00 AA-   7,765,714
15,440 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A, 5.000%, 5/15/46
5/26 at 100.00 A+   15,728,110
30,870 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Series 2019A, 4.000%, 5/15/49
5/29 at 100.00 A+   28,989,400
2,000 University of Oregon, General Revenue Bonds, Series 2018A, 5.000%,
4/01/48
4/28 at 100.00 AA-   2,093,080
Total Oregon 78,880,682
Pennsylvania - 6.5% (4.0% of Total Investments)
13,000 Allegheny County Airport Authority, Pennsylvania, Airport Revenue
Bonds, Pittsburgh International Airport, Series 2021A, 5.000%,
1/01/56, (AMT)
1/31 at 100.00 A2   13,363,740
7,500 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 5.000%, 4/01/47
4/28 at 100.00 A   7,566,300

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue
Bonds, Series 2020B:
$ 1,000 4.000%, 6/01/45 12/30 at 100.00 AA-   $ 989,160
1,765 4.000%, 6/01/50 12/30 at 100.00 AA-   1,710,815
3,800 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call BBB-   3,800,000
345 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34
6/28 at 100.00 A   370,009
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017:
3,500 5.000%, 7/01/37 7/27 at 100.00 A+   3,717,910
8,385 5.000%, 7/01/42 7/27 at 100.00 A+   8,747,735
16,515 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 A   17,139,597
Lehigh County Authority, Pennsylvania, Water and Sewer Revenue
Bonds, Allentown Concession, Capital Appreciation Series 2013B:
5,400 0.000%, 12/01/33 No Opt. Call A   3,583,386
11,000 0.000%, 12/01/38 No Opt. Call A   5,506,270
Lehigh County Authority, Pennsylvania, Water and Sewer Revenue
Bonds, Allentown Concession, Series 2013A:
2,500 5.125%, 12/01/47 12/23 at 100.00 A   2,506,400
2,875 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R  (4) 2,892,423
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A:
2,400 5.000%, 9/01/35 9/28 at 100.00 A3   2,542,056
5,410 5.000%, 9/01/48 9/28 at 100.00 A3   5,534,430
500 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2019, 4.000%, 9/01/44
9/29 at 100.00 A3   476,005
3,430 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 N/R  (4) 3,528,098
1,900 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2020, 4.000%, 11/15/43
11/27 at 103.00 A-   1,568,260
5,155 Neshaminy School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2022, 4.000%, 11/01/46
5/30 at 100.00 Aa1   5,116,492
235 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding
Series 2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R   235,874
9,575 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%,
8/15/44
8/29 at 100.00 Aa3   9,296,272
16,750 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A3   18,494,680
4,305 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A1   4,391,315
7,235 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2021B, 5.000%, 12/01/51
6/31 at 100.00 A1   7,631,261
3,635 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B, 5.250%, 12/01/52
12/32 at 100.00 A1   3,968,729

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 2,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Lien Series 2014A-1, 5.000%, 12/01/38
12/24 at 100.00 A3   $ 2,022,300
14,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 A1   15,812,830
6,890 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015B-1, 5.000%, 12/01/45
12/25 at 100.00 A3   7,016,569
5,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2016A-1, 5.000%, 12/01/46
12/25 at 100.00 A3   5,084,350
9,240 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 A3   8,848,779
7,500 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46 - BAM Insured
9/31 at 100.00 A1   7,364,625
7,400 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 A2   7,532,534
10,000 Westmoreland County Municipal Authority, Pennsylvania, Municipal
Service Revenue Bonds, Series 2016, 5.000%, 8/15/38 - BAM Insured
8/25 at 100.00 AA   10,231,700
Total Pennsylvania 198,590,904
Puerto Rico - 1.7% (1.0% of Total Investments)
2,870 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
8/23 at 100.00 Ba1   2,870,230
155 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call AA+   157,196
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
20 0.000%, 7/01/24 No Opt. Call N/R   19,315
90 0.000%, 7/01/27 No Opt. Call N/R   76,929
88 0.000%, 7/01/29 7/28 at 98.64 N/R   68,821
114 0.000%, 7/01/31 7/28 at 91.88 N/R   81,410
128 0.000%, 7/01/33 7/28 at 86.06 N/R   83,222
1,093 4.500%, 7/01/34 7/25 at 100.00 N/R   1,086,442
3,291 4.550%, 7/01/40 7/28 at 100.00 N/R   3,189,604
2,796 0.000%, 7/01/46 7/28 at 41.38 N/R   801,026
17,208 0.000%, 7/01/51 7/28 at 30.01 N/R   3,675,629
16,965 4.750%, 7/01/53 7/28 at 100.00 N/R   16,107,928
19,870 5.000%, 7/01/58 7/28 at 100.00 N/R   19,388,351
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
3,875 4.329%, 7/01/40 7/28 at 100.00 N/R   3,657,341
20 4.536%, 7/01/53 7/28 at 100.00 N/R   18,335
Total Puerto Rico 51,281,779
Rhode Island - 0.5% (0.3% of Total Investments)
7,230 Rhode Island Health and Educational Building Corporation, Higher
Education Facility Revenue Bonds, Brown University, Series 2013,
5.000%, 9/01/43
9/23 at 100.00 AA+   7,239,038
3,320 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Lifespan Obligated Group, Refunding
Series 2016, 5.000%, 5/15/39
5/26 at 100.00 BBB+   3,331,155
30,175 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
8/23 at 18.23 CCC-   5,018,404
Total Rhode Island 15,588,597

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina - 4.3% (2.6% of Total Investments)
Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Lexington Medical Center, Series 2016:
$ 7,500 5.000%, 11/01/41 5/26 at 100.00 A   $ 7,626,000
3,180 5.000%, 11/01/46 5/26 at 100.00 A   3,211,450
Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2:
21,565 0.000%, 1/01/30 - AMBAC Insured No Opt. Call A-   16,906,313
1,250 0.000%, 1/01/31 - AGC Insured No Opt. Call A-   948,087
4,610 Rock Hill, South Carolina, Combined Utility System Revenue Bonds,
Series 2016, 5.000%, 1/01/47
1/26 at 100.00 A2   4,678,320
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A:
645 5.000%, 4/01/44 4/26 at 103.00 BBB-   581,842
625 5.000%, 4/01/49 4/26 at 103.00 BBB-   545,100
1,640 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Furman University, Refunding Series
2015, 5.000%, 10/01/45
10/25 at 100.00 A1   1,667,290
4,000 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A,
5.000%, 12/01/46
6/30 at 100.00 A+   4,212,440
South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, McLeod Health Projects, Refunding & Improvement
Series 2018:
1,000 5.000%, 11/01/43 5/28 at 100.00 AA-   1,037,410
2,500 4.000%, 11/01/48 5/28 at 100.00 AA-   2,400,775
8,150 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50
6/25 at 100.00 A-   8,191,239
12,760 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46
12/24 at 100.00 A-   12,801,470
9,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A-   9,048,510
2,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/52
6/32 at 100.00 A-   2,273,075
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B:
2,000 4.000%, 12/01/39 6/32 at 100.00 A-   1,967,720
11,922 4.000%, 12/01/43 6/32 at 100.00 A-   11,373,469
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A:
6,615 5.000%, 12/01/49 6/24 at 100.00 A-   6,624,790
3,455 5.500%, 12/01/54 6/24 at 100.00 A-   3,471,100
South Carolina State Ports Authority, Revenue Bonds, Series 2015:
4,140 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 A+  (4) 4,261,012
860 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 A1  (4) 885,138
South Carolina State Ports Authority, Revenue Bonds, Series 2018:
5,350 5.000%, 7/01/48, (AMT) 7/28 at 100.00 A+   5,462,350
11,400 5.000%, 7/01/55, (AMT) 7/28 at 100.00 A+   11,597,790
10,000 South Carolina State Ports Authority, Revenue Bonds, Series 2019B,
5.000%, 7/01/44, (AMT)
7/29 at 100.00 A+   10,319,600
Total South Carolina 132,092,290

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Dakota - 1.1% (0.6% of Total Investments)
$ 3,750 Clay County, South Dakota, General Obligation Bonds, Series 2023,
5.000%, 12/01/44
12/31 at 100.00 Aa3   $ 4,038,075
11,320 South Dakota Board of Regents, Housing and Auxiliary Facilities System
Revenue Bonds, Series 2017, 4.000%, 4/01/42
10/27 at 100.00 Aa3   10,919,159
South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Regional Health, Refunding Series 2017:
2,685 4.000%, 9/01/36 9/27 at 100.00 A1   2,649,719
5,915 5.000%, 9/01/40 9/27 at 100.00 A1   6,056,191
1,000 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/44
11/24 at 100.00 A+   1,003,280
7,665 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 A+   7,738,661
Total South Dakota 32,405,085
Tennessee - 1.2% (0.8% of Total Investments)
9,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%,
7/01/36
7/28 at 100.00 A-   9,422,910
17,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding
Series 2016A, 5.000%, 1/01/42
1/27 at 100.00 A   17,298,350
Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B:
4,500 5.250%, 7/01/47, (AMT), (UB) (8) 7/32 at 100.00 A1   4,822,335
2,000 5.500%, 7/01/52, (AMT), (UB) (8) 7/32 at 100.00 A1   2,190,420
4,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006A, 5.250%, 9/01/26
No Opt. Call BBB+   4,080,960
Total Tennessee 37,814,975
Texas - 17.5% (10.7% of Total Investments)
1,975 Allen Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2016, 5.000%, 2/15/39
2/26 at 100.00 AAA   2,041,775
3,000 Austin, Texas, Airport System Revenue Bonds, Series 2015, 5.000%,
11/15/39, (AMT)
11/24 at 100.00 A+   3,013,230
Austin, Texas, Airport System Revenue Bonds, Series 2019B:
16,615 5.000%, 11/15/44, (AMT) 11/29 at 100.00 A+   17,193,202
14,450 5.000%, 11/15/48, (AMT) 11/29 at 100.00 A+   14,866,449
Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A:
3,000 5.000%, 11/15/38 11/25 at 100.00 AA-   3,075,600
13,705 5.000%, 11/15/45, (UB) (8) 11/25 at 100.00 AA-   13,991,023
1,450 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Series 2016, 5.000%, 11/15/41
11/26 at 100.00 AA-   1,511,756
Bexar County, Texas, Venue Project Revenue Bonds, Refunding
Combined Venue Tax Series 2015:
1,060 5.000%, 8/15/34, (Pre-refunded 8/15/24) - AGM Insured 8/24 at 100.00 A1  (4) 1,078,169
1,160 5.000%, 8/15/35, (Pre-refunded 8/15/24) - AGM Insured 8/24 at 100.00 A1  (4) 1,179,882
2,000 Brownsville, Texas, Utility System Revenue Bonds, Refunding Series
2015, 5.000%, 9/01/31
9/25 at 100.00 A-   2,081,620
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2010:
2,945 0.000%, 1/01/36 No Opt. Call A3   1,767,030
2,205 0.000%, 1/01/37 No Opt. Call A3   1,233,962
2,160 0.000%, 1/01/38 No Opt. Call A3   1,128,492

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,000 0.000%, 1/01/40 No Opt. Call A3   $ 463,930
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A:
2,600 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A3  (4) 2,690,896
3,035 5.000%, 1/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 A3  (4) 3,141,104
1,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/43
8/23 at 100.00 A-   1,001,460
Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2013A:
1,000 4.350%, 12/01/42 8/23 at 100.00 BBB-   915,440
1,000 4.400%, 12/01/47 8/23 at 100.00 BBB-   892,160
1,175 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 12/01/36, (Pre-refunded 12/01/24)
12/24 at 100.00 Aa2  (4) 1,200,603
1,680 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/48, (Pre-refunded 12/01/25)
12/25 at 100.00 Aa2  (4) 1,751,652
200 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BB+   193,800
5,000 Deer Park Independent School District, Harris County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/47
8/32 at 100.00 AAA   5,497,500
5,185 Denton Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 8/15/53,
(UB) , (WI/DD)
8/33 at 100.00 AAA   5,653,828
1,000 El Paso County Hospital District, Texas, General Obligtion Bonds,
Refunding Series 2013, 5.000%, 8/15/33
8/23 at 100.00 BBB+   1,000,540
7,760 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Frst Tier Series 2013A, 5.125%, 10/01/43
10/23 at 100.00 BBB+   7,766,363
Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C:
10,000 4.000%, 10/01/49 4/30 at 100.00 A2   9,607,300
1,000 4.000%, 10/01/49 - AGM Insured 4/30 at 100.00 A1   985,600
10,760 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-
refunded 10/01/23)
10/23 at 100.00 N/R  (4) 10,788,514
5,295 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2018A. Tela Supported, 5.000%,
10/01/48
4/28 at 100.00 AA   5,548,313
4,105 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Tender Option Bond Trust 2015-XF0228, 6.318%, 11/01/44,
(Pre-refunded 10/01/23), 144A, (IF) (8)
10/23 at 100.00 N/R  (4) 4,148,677
4,960 Gulf Coast Industrial Development Authority, Texas, Solid Waste
Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series
1995, 4.875%, 5/01/25, (AMT)
8/23 at 100.00 B3   4,946,906
Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015:
1,895 4.000%, 12/01/45 6/25 at 100.00 AA   1,805,443
4,480 5.000%, 12/01/45 6/25 at 100.00 AA   4,549,171
Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A:
1,615 5.000%, 6/01/28 8/23 at 100.00 Ba1   1,584,363
3,000 5.000%, 6/01/38 8/23 at 100.00 Ba1   2,635,290
5,150 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2016A, 5.000%, 8/15/41
8/26 at 100.00 AA   5,292,397

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 5,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2018A, 4.000%, 8/15/48
2/28 at 100.00 AA   $ 4,824,450
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A:
510 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 A1   215,684
1,020 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 A1   407,143
1,255 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 A1   475,419
3,305 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 A1   1,184,314
4,460 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 A1   1,512,341
6,500 0.000%, 11/15/47 - AGM Insured 11/31 at 46.45 A1   1,975,480
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H:
105 0.000%, 11/15/24 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 99,987
495 0.000%, 11/15/24 - NPFG Insured No Opt. Call BB+   469,384
4,390 0.000%, 11/15/29 - NPFG Insured No Opt. Call BB+   3,415,332
50 0.000%, 11/15/29 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 40,389
105 0.000%, 11/15/30 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 82,044
625 0.000%, 11/15/30 - NPFG Insured No Opt. Call BB+   465,181
7,570 0.000%, 11/15/31 - NPFG Insured No Opt. Call BB+   5,375,305
210 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 BB+   139,173
260 0.000%, 11/15/33 11/31 at 88.44 BB+   160,870
2,045 0.000%, 11/15/34 - NPFG Insured 11/31 at 83.17 BB+   1,185,507
1,130 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 BB+   566,266
4,370 0.000%, 11/15/38 - NPFG Insured 11/31 at 64.91 BB+   1,896,930
2,260 0.000%, 11/15/39 - NPFG Insured 11/31 at 60.98 BB+   915,526
Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Second Lien Series 2014C:
600 5.000%, 11/15/33 11/24 at 100.00 BBB-   607,956
400 5.000%, 11/15/34 11/24 at 100.00 BBB-   404,976
Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A:
1,000 5.000%, 11/15/28 11/24 at 100.00 BBB   1,017,220
1,000 5.000%, 11/15/30 11/24 at 100.00 BBB   1,018,080
3,440 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior
Lien Series 2001G, 0.000%, 11/15/41 - NPFG Insured
11/31 at 53.78 BBB   1,230,488
1,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 BB   556,810
1,000 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 4.000%,
12/01/39
12/31 at 100.00 BBB-   930,480
5,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A, 5.250%, 7/01/48 - AGM Insured, (AMT)
7/33 at 100.00 A1   5,393,450
5,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Technical Operations Center Project, Series 2018,
5.000%, 7/15/28, (AMT)
No Opt. Call BB-   5,081,700
380 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%,
7/01/29, (AMT)
7/24 at 100.00 BB-   381,075
1,885 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B-   1,905,905
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Refunding Series
2020B-2, 5.000%, 7/15/27, (AMT)
No Opt. Call B-   1,011,290

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,015 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding
Series 2014, 5.000%, 9/01/34
9/24 at 100.00 A   $ 1,025,049
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B:
3,250 0.000%, 9/01/25 - AMBAC Insured No Opt. Call A1   2,999,133
4,130 0.000%, 9/01/26 - AMBAC Insured No Opt. Call A1   3,679,211
3,130 0.000%, 9/01/30 - AMBAC Insured No Opt. Call A   2,398,331
12,030 0.000%, 9/01/31 - AMBAC Insured No Opt. Call A   8,845,779
1,470 0.000%, 9/01/32 - AMBAC Insured No Opt. Call A   1,034,424
1,360 Jacksonville Independent School District, Cherokee County, Texas,
General Obligation Bonds, School Building Series 2014, 5.000%,
2/15/39, (Pre-refunded 2/15/24)
2/24 at 100.00 Aaa  (4) 1,371,302
2,675 Laredo Community College District, Webb County, Texas, General
Obligation Bonds, Series 2014, 5.000%, 8/01/34, (Pre-refunded
8/01/24)
8/24 at 100.00 AA-  (4) 2,720,528
Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2015A:
8,000 4.000%, 8/15/37 8/25 at 100.00 AAA   8,019,120
2,275 5.000%, 8/15/40 8/25 at 100.00 AAA   2,328,167
1,750 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015, 5.000%, 11/01/35, (AMT)
11/25 at 100.00 A   1,784,737
6,500 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2016, 5.000%, 5/15/46
5/26 at 100.00 A   6,640,140
9,180 Matagorda County Navigation District 1, Texas, Collateralized Revenue
Refunding Bonds, Houston Light and Power Company, Series 1997,
5.125%, 11/01/28 - AMBAC Insured, (AMT)
No Opt. Call A   9,617,152
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013:
1,000 5.750%, 12/01/33 12/25 at 100.00 B1   1,018,000
3,000 6.125%, 12/01/38 12/25 at 100.00 B1   3,041,820
3,470 Midland, Texas, General Obligation Bonds, Refunding Series 2022B,
5.000%, 3/01/47
3/32 at 100.00 Aa1   3,768,489
2,835 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
8/23 at 104.00 BB-   2,766,109
4,735 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - College Station I LLC - Texas A&M University Project,
Series 2014A, 5.000%, 4/01/46 - AGM Insured
4/24 at 100.00 A1   4,740,493
355 North Central Texas Health Facilities Development Corporation,
Hospital Revenue Bonds, Presbyterian Healthcare System, Series
1996A, 5.750%, 6/01/26 - NPFG Insured, (ETM)
7/21 at 100.00 N/R  (4) 369,718
3,860 North Harris County Regional Water Authority, Texas, Water Revenue
Bonds, Refunding Senior Lien Series 2013, 5.000%, 12/15/33
8/23 at 100.00 A1   3,861,274
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C:
4,030 0.000%, 9/01/43, (Pre-refunded 9/01/31) (7) 9/31 at 100.00 N/R  (4) 5,076,631
8,470 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R  (4) 10,837,958
7,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-
refunded 1/01/25)
1/25 at 100.00 A1  (4) 7,301,980

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,500 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/36 - AGC Insured
No Opt. Call A1   $ 1,550,125
North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A:
13,355 5.000%, 1/01/33 1/25 at 100.00 A2   13,595,123
1,000 5.000%, 1/01/34 1/25 at 100.00 A2   1,017,670
1,425 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, Series 2010E, 0.000%, 10/01/35
No Opt. Call AA   952,185
205 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
2/24 at 100.00 Ba1   206,236
2,500 San Antonio, Texas, Airport System Revenue Bonds, Refunding Series
2012, 5.000%, 7/01/27, (AMT)
8/23 at 100.00 A+   2,501,450
7,950 San Antonio, Texas, Water System Revenue Bonds, Junior Lien Series
2022B, 5.250%, 5/15/52
5/32 at 100.00 Aa2   8,786,578
1,000 San Antonio, Texas, Water System Revenue Bonds, Refunding Junior
Lien Series 2018A, 5.000%, 5/15/48
5/28 at 100.00 Aa2   1,053,000
1,925 Stephen F. Austin State University, Texas, Revenue Bonds, Refunding &
Improvement Series 2016, 5.000%, 10/15/42
10/28 at 100.00 A1   2,033,089
7,500 Tarrant County College District, Texas, General Obligation Bonds,
Series 2022, 5.000%, 8/15/40
8/32 at 100.00 AAA   8,399,400
515 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series
2013, 5.125%, 9/01/33, (Pre-refunded 9/01/23)
9/23 at 100.00 A3  (4) 515,649
5,675 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022,
4.000%, 10/01/47
4/32 at 100.00 AA-   5,433,075
2,185 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2022D, 5.500%, 11/15/47
11/32 at 100.00 AA-   2,402,364
3,195 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53
7/32 at 100.00 A1   2,998,412
2,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series 2016A,
5.000%, 2/15/41
8/26 at 100.00 AA   2,058,800
2,015 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call A-   2,094,431
19,735 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288
Toll Lanes Project, Series 2016, 5.000%, 12/31/55, (AMT)
12/25 at 100.00 Baa2   19,738,355
21,395 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC
Segments 3C Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 Baa2   21,633,982
530 Texas Private Activity Bond Surface Transportation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Refunding Senior Lien Series 2019A, 4.000%,
12/31/39
12/29 at 100.00 BBB   520,805
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments
3A & 3B Facility, Series 2013:
1,335 7.000%, 12/31/38, (AMT) 9/23 at 100.00 Baa2   1,338,244
4,040 6.750%, 6/30/43, (AMT) 9/23 at 100.00 Baa2   4,048,524

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,200 Texas State, General Obligation Bonds, Texas Transportation
Commission, Highway Improvement Series 2014, 5.000%, 4/01/44,
(Pre-refunded 4/01/24)
4/24 at 100.00 AAA  (4) $ 1,213,248
2,000 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2014, 5.000%, 10/01/34, (Pre-
refunded 4/01/24)
4/24 at 100.00 AAA  (4) 2,022,080
Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding First Tier Series 2015B:
8,335 0.000%, 8/15/36 8/24 at 59.60 A3   4,563,163
10,960 5.000%, 8/15/37 8/24 at 100.00 A3   11,070,586
Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C:
2,100 5.000%, 8/15/33 8/24 at 100.00 Baa1   2,125,830
15,750 5.000%, 8/15/42 8/24 at 100.00 Baa1   15,857,257
1,875 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57
2/29 at 100.00 Baa2   1,891,087
Texas Turnpike Authority, Central Texas Turnpike System Revenue
Bonds, First Tier Series 2002A:
2,020 0.000%, 8/15/23 - AMBAC Insured, (ETM) No Opt. Call A3  (4) 2,017,455
9,980 0.000%, 8/15/23 - AMBAC Insured No Opt. Call A3   9,966,527
3,830 0.000%, 8/15/24 - AMBAC Insured, (ETM) No Opt. Call A3  (4) 3,699,588
21,170 0.000%, 8/15/24 - AMBAC Insured No Opt. Call A3   20,385,652
Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A:
10,000 4.000%, 10/15/42, (UB) (8) 10/27 at 100.00 AAA   9,962,000
5,000 5.000%, 10/15/42 10/27 at 100.00 AAA   5,258,700
16,600 5.000%, 10/15/42, (UB) (8) 10/27 at 100.00 AAA   17,458,884
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2018B, 5.000%, 4/15/49
10/28 at 100.00 AAA   5,269,200
2,500 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 AAA   2,415,600
17,220 University of Houston, Texas, Consolidated Revenue Bonds, Refunding
Series 2022A, 5.000%, 2/15/52
2/32 at 100.00 AA   18,380,800
2,490 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities, Series
2018, 5.000%, 9/01/40
9/25 at 100.00 Baa2   2,502,375
1,735 Via Metropolitan Transit Advanced Transportation District, Texas, Sales
Tax Revenue Bonds, Refunding & Improvement Series 2014, 5.000%,
8/01/38, (Pre-refunded 8/01/24)
8/24 at 100.00 AAA  (4) 1,765,380
175 Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA
Mortgage-Backed Securities Program Single Family Mortgage
Revenue Bonds, Series 1994, 6.950%, 10/01/27, (AMT)
8/23 at 100.00 CC   175,448
780 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, Capital Appreciation Series 2015, 0.000%,
8/15/50, (Pre-refunded 8/15/25)
8/25 at 35.55 Aaa  (4) 257,899
Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B:
8,000 0.000%, 8/15/45 8/25 at 44.15 Aaa   2,929,040
1,000 0.000%, 8/15/45, (Pre-refunded 8/15/25) 8/25 at 44.15 Aaa  (4) 410,620
4,370 0.000%, 8/15/50 8/25 at 35.55 Aaa   1,236,579
1,850 0.000%, 8/15/50, (Pre-refunded 8/15/25) 8/25 at 35.55 Aaa  (4) 611,684
Total Texas 534,739,319

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah - 2.0% (1.2% of Total Investments)
$ 15,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/42, (AMT)
7/27 at 100.00 A2   $ 15,320,250
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A:
11,750 5.000%, 7/01/43, (AMT) 7/28 at 100.00 A2   12,046,217
4,500 5.000%, 7/01/48, (AMT) 7/28 at 100.00 A2   4,594,500
9,850 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 A2   10,315,019
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A:
1,645 5.250%, 7/01/48, (AMT) , (WI/DD) 7/33 at 100.00 A2   1,771,681
3,000 5.250%, 7/01/53, (AMT) , (WI/DD) 7/33 at 100.00 A2   3,212,820
6,830 University of Utah, General Revenue Bonds, Board of Education Series
2023B, 5.250%, 8/01/53
8/33 at 100.00 AA+   7,647,073
5,795 Utah Charter School Finance Authoirty, Charter School Revenue Bonds,
Hawthorn Academy Project, Series 2016, 5.000%, 10/15/46
4/26 at 100.00 AA   5,858,803
Total Utah 60,766,363
Virgin Islands - 0.3% (0.2% of Total Investments)
3,825 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call N/R   3,875,261
1,800 Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%,
9/01/33, 144A
9/25 at 100.00 A   1,833,048
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/27 - FGIC Insured
8/23 at 100.00 Baa2   2,022,840
2,240 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured,
144A
10/24 at 100.00 A1   2,267,686
730 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Refunding Series 2007A, 5.000%, 7/01/24
8/23 at 100.00 CC   714,093
Total Virgin Islands 10,712,928
Virginia - 2.0% (1.2% of Total Investments)
550 Amherst Industrial Development Authority, Virginia, Revenue Bonds,
Sweet Briar College, Series 2006, 5.000%, 9/01/26
8/23 at 100.00 BB   541,360
560 Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 4.000%,
7/01/45
7/30 at 100.00 A+   541,542
515 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 4.875%, 7/15/40
7/28 at 100.00 BBB+   529,827
1,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB) (8)
5/28 at 100.00 Aa2   968,160
1,000 Fairfax County Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, FHA-Insured Mortgage - Cedar
Ridge Project, Series 2007, 4.850%, 10/01/48, (AMT)
8/23 at 100.00 AA+   1,002,220
16,445 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2022A, 4.000%, 7/01/52
7/32 at 100.00 AA   15,933,725
2,300 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding Series
2021, 4.000%, 1/01/47
1/32 at 100.00 Baa1   2,123,659

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 6,250 Northern Virginia Transportation Commission, Transportation District
Special Obligation Revenue Bonds, Transforming Rail In Virginia
Program, Green Series 2022, 5.000%, 6/01/47
6/32 at 100.00 AA   $ 6,869,500
6,115 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
8/23 at 100.00 B-   5,726,575
15,605 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 Baa3   15,730,776
9,625 Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022, 5.000%,
12/31/47, (AMT)
12/32 at 100.00 Baa1   9,934,925
Total Virginia 59,902,269
Washington - 3.4% (2.1% of Total Investments)
2,000 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2014A, 5.000%, 7/01/40
7/24 at 100.00 AA-   2,020,160
2,375 Grant County Public Utility District 2, Washington, Revenue Bonds,
Priest Rapids Hydroelectric Project, Refunding Series 2015A, 5.000%,
1/01/41, (Pre-refunded 1/01/26)
1/26 at 100.00 Aa3  (4) 2,483,419
8,840 King County Public Hospital District 2, Washington, General Obligation
Bonds, EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45
12/29 at 100.00 Aa3   8,471,991
2,270 Port Everett, Washington, Revenue Bonds, Refunding Series 2016,
5.000%, 12/01/46
6/26 at 100.00 A2   2,330,337
15,220 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/43, (AMT)
5/27 at 100.00 A1   15,599,282
4,550 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Private Activity Series 2022B, 5.000%, 8/01/47, (AMT)
8/32 at 100.00 A1   4,776,999
12,550 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Series 2021C, 5.000%, 8/01/46, (AMT)
8/31 at 100.00 A1   13,139,473
15,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 AA   14,462,100
10,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2022, 5.000%, 7/01/52
7/32 at 100.00 AA   10,909,700
4,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A, 5.000%,
10/01/32
8/23 at 100.00 A   4,001,080
11,500 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2015A, 5.000%, 10/01/45
4/25 at 100.00 Aa2   11,643,405
6,200 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase,
3.000%, 7/01/58
7/31 at 100.00 BBB-   4,294,244
2,410 Washington State Higher Education Facilities Authority, Revenue Bonds,
Seattle University, Series 2020, 4.000%, 5/01/50
5/30 at 100.00 A   2,223,153
320 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
8/23 at 100.00 BBB-   278,138
6,480 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2002-03C, 0.000%, 6/01/24 - NPFG Insured
No Opt. Call AA+   6,288,970
Total Washington 102,922,451

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia - 0.8% (0.5% of Total Investments)
$ 15,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Series 2018A,
5.000%, 6/01/52
6/28 at 100.00 A   $ 15,408,300
2,000 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series
2017A, 5.000%, 6/01/47
6/27 at 100.00 A   2,049,220
6,750 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2021, 4.000%, 6/01/43
6/31 at 100.00 AA-   6,743,115
Total West Virginia 24,200,635
Wisconsin - 2.9% (1.8% of Total Investments)
3,235 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Note
Series 2022-B4, 5.000%, 4/01/36 - AGM Insured
4/32 at 100.00 BBB+   3,558,565
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1:
34 0.000%, 1/01/47, 144A (5) No Opt. Call N/R   768
30 0.000%, 1/01/48, 144A (5) No Opt. Call N/R   638
29 0.000%, 1/01/49, 144A (5) No Opt. Call N/R   594
29 0.000%, 1/01/50, 144A (5) No Opt. Call N/R   535
28 0.000%, 1/01/51, 144A (5) No Opt. Call N/R   500
36 0.000%, 1/01/52, 144A (5) No Opt. Call N/R   605
36 0.000%, 1/01/53, 144A (5) No Opt. Call N/R   567
35 0.000%, 1/01/54, 144A (5) No Opt. Call N/R   517
34 0.000%, 1/01/55, 144A (5) No Opt. Call N/R   480
33 0.000%, 1/01/56, 144A (5) No Opt. Call N/R   448
1,811 5.500%, 7/01/56, 144A (5) 3/28 at 100.00 N/R   1,009,451
37 0.000%, 1/01/57, 144A (5) No Opt. Call N/R   468
36 0.000%, 1/01/58, 144A (5) No Opt. Call N/R   433
35 0.000%, 1/01/59, 144A (5) No Opt. Call N/R   401
34 0.000%, 1/01/60, 144A (5) No Opt. Call N/R   370
34 0.000%, 1/01/61, 144A (5) No Opt. Call N/R   344
33 0.000%, 1/01/62, 144A (5) No Opt. Call N/R   317
32 0.000%, 1/01/63, 144A (5) No Opt. Call N/R   295
31 0.000%, 1/01/64, 144A (5) No Opt. Call N/R   275
31 0.000%, 1/01/65, 144A (5) No Opt. Call N/R   255
33 0.000%, 1/01/66, 144A (5) No Opt. Call N/R   254
401 0.000%, 1/01/67, 144A (5) No Opt. Call N/R   2,777
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier
Series 2018B:
59 0.000%, 1/01/46, 144A (5) No Opt. Call N/R   1,436
59 0.000%, 1/01/47, 144A (5) No Opt. Call N/R   1,316
58 0.000%, 1/01/48, 144A (5) No Opt. Call N/R   1,242
58 0.000%, 1/01/49, 144A (5) No Opt. Call N/R   1,166
57 0.000%, 1/01/50, 144A (5) No Opt. Call N/R   1,070
62 0.000%, 1/01/51, 144A (5) No Opt. Call N/R   1,113
1,606 1.000%, 7/01/51, 144A (5) 3/28 at 100.00 N/R   926,396
62 0.000%, 1/01/52, 144A (5) No Opt. Call N/R   1,031
61 0.000%, 1/01/53, 144A (5) No Opt. Call N/R   966
61 0.000%, 1/01/54, 144A (5) No Opt. Call N/R   905
60 0.000%, 1/01/55, 144A (5) No Opt. Call N/R   846
59 0.000%, 1/01/56, 144A (5) No Opt. Call N/R   796
59 0.000%, 1/01/57, 144A (5) No Opt. Call N/R   745
58 0.000%, 1/01/58, 144A (5) No Opt. Call N/R   696
57 0.000%, 1/01/59, 144A (5) No Opt. Call N/R   659
57 0.000%, 1/01/60, 144A (5) No Opt. Call N/R   615
56 0.000%, 1/01/61, 144A (5) No Opt. Call N/R   572

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 56 0.000%, 1/01/62, 144A (5) No Opt. Call N/R   $ 538
55 0.000%, 1/01/63, 144A (5) No Opt. Call N/R   504
54 0.000%, 1/01/64, 144A (5) No Opt. Call N/R   478
54 0.000%, 1/01/65, 144A (5) No Opt. Call N/R   446
53 0.000%, 1/01/66, 144A (5) No Opt. Call N/R   406
693 0.000%, 1/01/67, 144A (5) No Opt. Call N/R   4,801
5,455 Public Finance Authority of Wisconsin, Health Care System Revenue
Bonds, Cone Health, Series 2022A, 4.000%, 10/01/52
10/32 at 100.00 AA-   5,106,971
2,545 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1,
4.000%, 11/15/43
5/28 at 100.00 Aa2   2,451,344
10,715 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Aspirus, Inc. Obligated Group, Inc. Project, Series 2021, 4.000%,
8/15/46
8/31 at 100.00 A1   10,128,461
5,810 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022B, 5.250%,
12/01/48
12/32 at 100.00 A2   6,157,845
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021:
1,690 4.000%, 10/01/41 10/28 at 102.00 N/R   1,328,543
2,000 4.000%, 10/01/61 10/28 at 102.00 N/R   1,338,140
10,225 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Ascension Health Alliance Senior Credit Group,
Series 2016A, 4.500%, 11/15/39
5/26 at 100.00 Aa2   10,321,217
1,870 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Beloit Health System, Inc., Series 2016, 4.000%,
7/01/46
7/26 at 100.00 A   1,720,886
4,220 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Children's Hospital of Wisconsin, Inc., Series 2017,
4.000%, 8/15/42
8/27 at 100.00 Aa3   4,115,977
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A:
11,440 5.000%, 2/15/42 2/26 at 100.00 BBB+   11,304,894
7,000 5.000%, 2/15/46 2/26 at 100.00 BBB+   6,833,820
1,525 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021,
4.000%, 1/01/57
1/27 at 103.00 N/R   1,030,442
10,235 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2022A, 5.000%, 4/01/52
4/32 at 100.00 AA   10,833,440
11,270 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2019, 4.000%, 12/15/49
12/29 at 100.00 A1   10,508,599
Total Wisconsin 88,709,179
Total Municipal Bonds
(cost $4,948,856,887) 4,984,606,578

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
Shares Description (1) Value
X – INVESTMENT COMPANIES - 0 .0% ( 0 .0 % of Total Investments)
X 414,938
8,812 BlackRock MuniHoldings Fund Inc $ 104,334
32,524 Invesco Quality Municipal Income Trust 310,604
Total Investment Companies
(cost $530,611) 414,938
Total Long-Term Investments
(cost $4,949,387,498) 4,985,021,516
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.8% (0.5% of Total Investments)
– MUNICIPAL BONDS - 0 .8% ( 0 .5 % of Total Investments)
X 25,400,000
Colorado - 0.2% (0.1% of Total Investments)
$ 6,000 University of Colorado Hospital Authority, Colorado, Revenue Bonds,
Variable Rate Series 2018B, 4.000%, 11/15/35, (Mandatory Put
8/7/2023) (9)
8/23 at 100.00 AA $ 6,000,000
Total Colorado 6,000,000
Minnesota - 0.1% (0.1% of Total Investments)
2,400 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2018A, 4.450%, 11/15/48, (Mandatory Put
7/31/2023) (9)
7/23 at 100.00 AA- 2,400,000
Total Minnesota 2,400,000
Missouri - 0.0% (0.0% of Total Investments)
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Washington University, Variable Rate Demand Obligations, Series
2000B, 4.550%, 3/01/40, (Mandatory Put 7/31/2023) (9)
8/23 at 100.00 AA+ 2,000,000
Total Missouri 2,000,000
Texas - 0.5% (0.3% of Total Investments)
15,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Children's Hospital, Series 2015-3,
4.000%, 10/01/45, (Mandatory Put 8/7/2023) (9)
No Opt. Call Aa2 15,000,000
Total Texas 15,000,000
Total Municipal Bonds
(cost $25,400,000) 25,400,000
Total Short-Term Investments
(cost $25,400,000) 25,400,000
Total Investments
(cost $ 4,974,787,498 ) - 164 .5% 5,010,421,516
Floating Rate Obligations - (2.7)% (82,340,000)
AMTP Shares, Net- (23.9)%(10) (727,250,889)
MFP Shares, Net - (22.3)%(11) (678,513,259)
VRDP Shares, Net- (16.5)%(12) (503,535,118)
Other Assets & Liabilities, Net -  0.9% 27,125,271
Net Assets Applicable to Common Shares - 100% $ 3,045,907,521

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NAD
for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,984,457,831 $ 148,747 $ 4,984,606,578
Investment Companies 414,938 – – 414,938
Short-Term Investments:
Municipal Bonds – 25,400,000 – 25,400,000
Total
$ 414,938 $ 5,009,857,831 $ 148,747 $ 5,010,421,516
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(9) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(10) AMTP Shares, Net as a percentage of Total Investments is 14.5%
(11) MFP Shares, Net as a percentage of Total Investments is 13.5%.
(12) VRDP Shares, Net as a percentage of Total Investments is 10.0%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.